UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2006

Item 1. Reports to Stockholders

Fidelity ® Advisor

Diversified Stock Fund
(formerly Destiny I) *

Class A, Class T, Class B and Class C

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

*Class A, Class T, Class B, and
Class C formerly were known as
Fidelity Advisor Destiny I Fund
Class A, Class T, Class B, and
Class C

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	3.80%	4.07%	2.72%
Class T (incl. 3.50% sales charge) B	5.91%	4.49%	3.15%
Class B (incl. contingent deferred sales charge) C	4.19%	4.77%	3.45%
Class C (incl. contingent deferred sales charge) D	8.20%	5.10%	3.45%

AClass A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares (effective July 12, 2005, Class N was renamed Class A) took place on April 30, 1999. Returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

BClass T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class T returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower.

CClass B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class B returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class B shares' contingent deferred sales charge included in the past 1 year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

DClass C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class C returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class C shares' contingent deferred sales charge included in the past 1 year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund: Class A on September 30, 1996, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on April 30, 1999. See above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Comments from Timothy Cohen, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund during the period covered by this report

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

The fund's Class A, Class T, Class B and Class C shares were up 10.13%, 9.75%, 9.19% and 9.20%, respectively (excluding sales charges), for the 12 months ending September 30, 2006, slightly behind the S&P 500®. Good stock picking in the financials sector - especially within diversified financials and insurance - made a significant contribution to our performance versus the index, with stocks such as Bank of America, insurance underwriter W.R. Berkley and Swiss investment bank UBS all helping. Favorable picks in the technology sector's software and services group, including Internet search leader Google, as well as good selections in consumer staples and materials, also provided a nice boost. Unfavorable picks in the consumer discretionary sector - particularly consumer services company Apollo Group and home improvement retailer Home Depot - led to a big portion of the fund's downside performance versus the S&P 500. Unproductive security selection hurt returns in energy and in the technology hardware and equipment group, where Peabody Energy and Dell, respectively, were sizable detractors. Having no exposure to telecommunication services - the index's best performing sector during the period - also proved detrimental.

Note to shareholders: Effective November 9, 2006, James Morrow will become Portfolio Manager of Fidelity Advisor Diversified Stock Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$994.60	$2.45
HypotheticalA	$1,000.00	$1,022.61	$2.48
Class A
Actual	$1,000.00	$992.50	$4.75
HypotheticalA	$1,000.00	$1,020.31	$4.81
Class T
Actual	$1,000.00	$991.10	$6.24
HypotheticalA	$1,000.00	$1,018.80	$6.33
Class B
Actual	$1,000.00	$988.30	$9.17
HypotheticalA	$1,000.00	$1,015.84	$9.30
Class C
Actual	$1,000.00	$988.30	$9.27
HypotheticalA	$1,000.00	$1,015.74	$9.40
Institutional Class
Actual	$1,000.00	$992.60	$3.85
HypotheticalA	$1,000.00	$1,021.21	$3.90

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.25%
Class B	1.84%
Class C	1.86%
Institutional Class	.77%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
General Electric Co.	General Electric Co.
American International Group, Inc.	American International Group, Inc.
Home Depot, Inc.	Home Depot, Inc.
Bank of America Corp.	Bank of America Corp.
Johnson & Johnson	Johnson & Johnson
Wal-Mart Stores, Inc.	Wal-Mart Stores, Inc.
Google, Inc. Class A (sub. vtg.)	UnitedHealth Group, Inc.
UnitedHealth Group, Inc.	Google, Inc. Class A (sub. vtg.)
eBay, Inc.	Robert Half International, Inc.
Honeywell International, Inc.	ACE Ltd.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Financials	21.0	Financials	22.8
Information Technology	17.9	Information Technology	17.6
Consumer Discretionary	15.2	Energy	13.9
Health Care	13.5	Consumer Discretionary	13.6
Energy	12.5	Industrials	13.0
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks98.5%		Stocks99.4%
	Short-Term Investments and Net Other Assets1.5%		Short-Term Investments and Net Other Assets0.6%
*Foreign investments	15.4%	**Foreign investments	12.9%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 2.1%
Apollo Group, Inc. Class A (a)	1,169,414	$57,581,945
Bright Horizons Family Solutions, Inc. (a)	425,700	17,764,461
		75,346,406
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	450,000	20,749,500
Household Durables - 2.4%
D.R. Horton, Inc.	676,649	16,205,744
Hovnanian Enterprises, Inc. Class A	205,500	6,029,370
KB Home	432,052	18,923,878
Ryland Group, Inc.	382,700	16,536,467
Standard Pacific Corp.	609,300	14,318,550
Toll Brothers, Inc. (a)	504,000	14,152,320
		86,166,329
Media - 1.4%
Clear Channel Communications, Inc.	842,400	24,303,240
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,061,240
McGraw-Hill Companies, Inc.	364,195	21,134,236
		50,498,716
Multiline Retail - 1.1%
Target Corp.	749,100	41,387,775
Specialty Retail - 7.6%
Best Buy Co., Inc.	989,419	52,993,282
Chico's FAS, Inc. (a)	871,100	18,754,783
Home Depot, Inc.	4,847,940	175,834,784
Staples, Inc.	1,284,108	31,242,348
		278,825,197
TOTAL CONSUMER DISCRETIONARY		552,973,923
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.4%
Wal-Mart Stores, Inc.	2,504,200	123,507,144
Food Products - 0.7%
Nestle SA (Reg.)	76,928	26,826,048
TOTAL CONSUMER STAPLES		150,333,192
ENERGY - 12.5%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	265,800	18,127,560
ENSCO International, Inc.	143,400	6,285,222
GlobalSantaFe Corp.	295,000	14,747,050
Halliburton Co.	1,337,500	38,051,875
National Oilwell Varco, Inc. (a)	332,100	19,444,455
Noble Corp.	373,600	23,977,648
Schlumberger Ltd. (NY Shares)	954,800	59,226,244

	Shares	Value (Note 1)
Smith International, Inc.	322,000	$12,493,600
Weatherford International Ltd. (a)	443,500	18,502,820
		210,856,474
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	421,700	26,651,440
ConocoPhillips	1,159,900	69,048,847
Forest Oil Corp. (a)	325,000	10,266,750
Occidental Petroleum Corp.	807,800	38,863,258
Peabody Energy Corp.	704,906	25,926,443
Plains Exploration & Production Co. (a)	200,000	8,582,000
Valero Energy Corp.	732,300	37,691,481
XTO Energy, Inc.	632,400	26,643,012
		243,673,231
TOTAL ENERGY		454,529,705
FINANCIALS - 21.0%
Capital Markets - 1.6%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,179,170
KKR Private Equity Investors, LP (a)	221,400	4,771,170
KKR Private Equity Investors, LP Restricted Depository Units (e)	850,400	18,326,120
Legg Mason, Inc.	186,700	18,830,562
UBS AG (NY Shares)	119,800	7,105,338
		59,212,360
Commercial Banks - 3.5%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	19,706,464
HSBC Holdings PLC sponsored ADR (d)	305,000	27,916,650
Standard Chartered PLC (United Kingdom)	1,259,398	32,251,012
Wachovia Corp.	833,300	46,498,140
		126,372,266
Diversified Financial Services - 4.7%
African Bank Investments Ltd.	2,229,815	6,326,894
Bank of America Corp.	3,076,500	164,808,105
		171,134,999
Insurance - 11.2%
ACE Ltd.	1,180,170	64,590,704
American International Group, Inc.	3,589,333	237,829,205
Hartford Financial Services Group, Inc.	547,400	47,486,950
RenaissanceRe Holdings Ltd.	444,200	24,697,520
W.R. Berkley Corp.	890,364	31,509,982
		406,114,361
TOTAL FINANCIALS		762,833,986
HEALTH CARE - 13.5%
Biotechnology - 3.4%
Alkermes, Inc. (a)	500,000	7,925,000
Amgen, Inc. (a)	583,310	41,724,164
Celgene Corp. (a)	287,480	12,447,884
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	457,700	$28,262,975
Genentech, Inc. (a)	228,470	18,894,469
MannKind Corp. (a)(d)	105,852	2,011,188
Vertex Pharmaceuticals, Inc. (a)	352,761	11,870,408
		123,136,088
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	110,448	4,368,218
C.R. Bard, Inc.	230,600	17,295,000
		21,663,218
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	2,023,322	99,547,442
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	309,262	10,218,016
Pharmaceuticals - 6.5%
Allergan, Inc.	356,500	40,145,465
Elan Corp. PLC sponsored ADR (a)	1,267,722	19,497,564
Johnson & Johnson	1,960,904	127,341,106
Roche Holding AG (participation certificate)	118,188	20,436,892
Teva Pharmaceutical Industries Ltd. sponsored ADR	918,600	31,315,074
		238,736,101
TOTAL HEALTH CARE		493,300,865
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	2,319,500	94,867,550
Commercial Services & Supplies - 1.6%
Robert Half International, Inc.	1,684,580	57,225,183
Industrial Conglomerates - 8.2%
General Electric Co.	7,966,661	281,223,130
Smiths Group PLC	1,090,790	18,305,672
		299,528,802
TOTAL INDUSTRIALS		451,621,535
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.1%
CSR PLC (a)	494,143	7,797,843
Motorola, Inc.	1,593,200	39,830,000
Research In Motion Ltd. (a)	285,600	29,319,697
		76,947,540
Computers & Peripherals - 2.7%
Dell, Inc. (a)	2,630,476	60,080,072
EMC Corp. (a)	1,544,800	18,506,704
NCR Corp. (a)	471,400	18,610,872
		97,197,648

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A	186,890	$11,574,098
Internet Software & Services - 5.6%
eBay, Inc. (a)(d)	3,353,105	95,094,058
Google, Inc. Class A (sub. vtg.) (a)	273,400	109,879,460
		204,973,518
IT Services - 0.9%
Infosys Technologies Ltd. sponsored ADR	309,800	14,786,754
Satyam Computer Services Ltd. sponsored ADR	330,000	12,767,700
Western Union Co. (a)(g)	201,500	3,854,695
		31,409,149
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	572,464	20,459,863
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	331,100	9,731,029
Applied Materials, Inc.	1,603,449	28,429,151
ARM Holdings PLC sponsored ADR	2,813,400	18,455,904
ASML Holding NV (NY Shares) (a)	384,100	8,941,848
Broadcom Corp. Class A (a)	941,252	28,557,586
Cymer, Inc. (a)	200,000	8,782,000
FormFactor, Inc. (a)	223,000	9,394,990
KLA-Tencor Corp.	362,100	16,102,587
Lam Research Corp. (a)	219,700	9,959,001
Linear Technology Corp. (d)	752,100	23,405,352
Marvell Technology Group Ltd. (a)	538,500	10,430,745
Maxim Integrated Products, Inc.	785,270	22,042,529
National Semiconductor Corp.	597,420	14,057,293
		208,290,015
TOTAL INFORMATION TECHNOLOGY		650,851,831
MATERIALS - 1.9%
Chemicals - 1.1%
Praxair, Inc.	686,510	40,613,932
Metals & Mining - 0.8%
Mittal Steel Co. NV Class A (NY Shares)	846,300	29,400,462
TOTAL MATERIALS		70,014,394
TOTAL COMMON STOCKS (Cost $3,412,631,481)		3,586,459,431
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	65,260,586	$65,260,586
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	45,804,675	45,804,675
TOTAL MONEY MARKET FUNDS (Cost $111,065,261)		111,065,261
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $3,555,000)	$3,556,504	3,555,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,528,670,441)		3,701,079,695
NET OTHER ASSETS - (1.6)%		(59,020,142)
NET ASSETS - 100%		$3,642,059,553
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 28,505,290 or 0.8% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,610,961
Fidelity Securities Lending Cash Central Fund	1,135,052
Total	$2,746,013
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
United Kingdom	3.8%
Cayman Islands	2.9%
Netherlands Antilles	1.6%
Switzerland	1.5%
Netherlands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $44,509,806 and repurchase agreements of $3,555,000) - See accompanying schedule: Unaffiliated issuers (cost $3,417,605,180)	$3,590,014,434
Fidelity Central Funds (cost $111,065,261)	111,065,261
Total Investments (cost $3,528,670,441)		$3,701,079,695
Cash		309
Receivable for investments sold		7,193,201
Receivable for fund shares sold		1,193,462
Dividends receivable		3,955,990
Interest receivable		207,041
Prepaid expenses		1,585
Other receivables		120,796
Total assets		3,713,752,079

Liabilities
Payable for investments purchased
Regular delivery	$18,866,560
Delayed delivery	3,555,310
Payable for fund shares redeemed	1,654,533
Accrued management fee	1,305,675
Distribution fees payable	34,052
Other affiliated payables	398,357
Other payables and accrued expenses	73,364
Collateral on securities loaned, at value	45,804,675
Total liabilities		71,692,526

Net Assets		$3,642,059,553
Net Assets consist of:
Paid in capital		$4,103,686,117
Undistributed net investment income		23,631,651
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,668,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,410,634
Net Assets		$3,642,059,553

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value offering price and redemption price per share ($2,915,932,086 ÷ 196,756,683 shares)	$14.82

Class A: Net Asset Value and redemption price per share ($130,331,810 ÷ 8,972,404 shares)	$14.53

Maximum offering price per share (100/94.25 of $14.53)	$15.42
Class T: Net Asset Value and redemption price per share ($12,645,634 ÷ 875,407 shares)	$14.45

Maximum offering price per share (100/96.50 of $14.45)	$14.97
Class B: Net Asset Value and offering price per share ($909,243 ÷ 63,248 shares) A	$14.38

Class C: Net Asset Value and offering price per share ($2,757,559 ÷ 191,835 shares) A	$14.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,483,221 ÷ 39,224,047 shares)	$14.77

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006
Investment Income
Dividends		$45,083,725
Interest		97,905
Income from Fidelity Central Funds		2,746,013
Total income		47,927,643

Expenses
Management fee	$15,092,467
Transfer agent fees	1,490,711
Distribution fees	294,002
Accounting and security lending fees	1,078,442
Custodian fees and expenses	131,018
Independent trustees' compensation	13,426
Appreciation in deferred trustee compensation account	8,733
Registration fees	164,821
Audit	73,896
Legal	60,474
Interest	20,522
Miscellaneous	103,695
Total expenses before reductions	18,532,207
Expense reductions	(313,812)	18,218,395
Net investment income (loss)		29,709,248
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	273,554,171
Foreign currency transactions	(75,187)
Total net realized gain (loss)		273,478,984
Change in net unrealized appreciation (depreciation) on: Investment securities	16,225,091
Assets and liabilities in foreign currencies	7,523
Total change in net unrealized appreciation (depreciation)		16,232,614
Net gain (loss)		289,711,598
Net increase (decrease) in net assets resulting from operations		$319,420,846

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,709,248	$39,294,530
Net realized gain (loss)	273,478,984	417,400,954
Change in net unrealized appreciation (depreciation)	16,232,614	(6,409,049)
Net increase (decrease) in net assets resulting from operations	319,420,846	450,286,435
Distributions to shareholders from net investment income	(25,013,044)	(41,350,640)
Share transactions - net increase (decrease)	277,444,856	(490,873,071)
Total increase (decrease) in net assets	571,852,658	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $23,631,651 and undistributed net investment income of $18,998,999, respectively)	$3,642,059,553	$3,070,206,895

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$11.85	$11.06	$9.31	$11.56
Income from Investment Operations
Net investment income (loss) C	.13	.16 F	.10	.09	.10
Net realized and unrealized gain (loss)	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$14.82	$13.51	$11.85	$11.06	$9.31
Total Return A, B	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.90%	1.27% F	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,915,932	$2,988,758	$3,099,403	$3,144,123	$2,767,484
Portfolio turnover rate E	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CCalculated based on average shares outstanding during the period.

DFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

EAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

FInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$11.62	$10.87	$9.16	$11.40
Income from Investment Operations
Net investment income (loss) D	.06	.08 G	- I	- I	(.01)
Net realized and unrealized gain (loss)	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$14.53	$13.24	$11.62	$10.87	$9.16
Total Return A, B, C	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.44%	.67% G	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$130,332	$80,938	$52,741	$31,240	$12,572
Portfolio turnover rate F	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CTotal returns do not include the effect of the sales charges.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class T

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$12.84
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.29	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$14.45	$13.24
Total Return B, C, D	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25%	1.18% A
Expenses net of all reductions	1.24%	1.13% A
Net investment income (loss)	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$12,646	$199
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

JAmount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.21	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$14.38	$13.22
Total Return B, C, D	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.67% A
Net investment income (loss)	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$909	$106
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.28	.40
Total from investment operations	1.22	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$14.37	$13.22
Total Return B, C, D	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84%	1.69% A
Expenses net of fee waivers, if any	1.84%	1.69% A
Expenses net of all reductions	1.84%	1.64% A
Net investment income (loss)	(.45)%	(.56)% A
Supplemental Data G
Net assets, end of period (000 omitted)	$2,758	$103
Portfolio turnover rate	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$13.08
Income from Investment Operations
Net investment income (loss) D	.09	.01
Net realized and unrealized gain (loss)	1.29	.41
Total from investment operations	1.38	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$14.77	$13.50
Total Return B, C	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.69% A
Expenses net of fee waivers, if any	.77%	.69% A
Expenses net of all reductions	.76%	.64% A
Net investment income (loss)	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$579,483	$103
Portfolio turnover rate F	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Advisor Diversified Stock Fund (the Fund)(formerly Destiny I) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$327,702,181
Unrealized depreciation	(165,053,090)
Net unrealized appreciation (depreciation)	162,649,091
Undistributed ordinary income	23,739,009
Capital loss carryforward	(647,907,307)

Cost for federal income tax purposes	$3,538,430,604

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$25,013,044	$ 41,350,640

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,532,685,050 and $2,265,848,609, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$258,686	$12,663
Class T	.25%	.25%	22,248	1,936
Class B	.75%	.25%	3,574	2,950
Class C	.75%	.25%	9,494	4,898
			$294,002	$22,447

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,174
Class T	4,948
Class B *	659
Class C *	28
$31,809

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), and affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$289,745.01
Class A	227,803.22
Class T	11,969.27
Class B	1,217.34
Class C	3,501.37
Institutional Class	956,476.29
	$1,490,711

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund, is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,778 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,366,600	5.14%	$20,522

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $9,529 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

6. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,135,052.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$42,314
Class A	1,766
$44,080

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $269,557 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$128
Class A	47
$175

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholders accounts for purposes of its own remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$24,229,472	$40,955,963
Class A	321,631	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$25,013,044	$41,350,640

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005 A
Class O
Shares sold	5,789,224	5,206,566	$84,710,510	$65,570,236
Reinvestment of distributions	1,401,691	2,742,268	20,198,400	34,388,033
Shares redeemed	(31,715,161)	(48,261,972)	(457,755,224)	(610,764,881)
Net increase (decrease)	(24,524,246)	(40,313,138)	$(352,846,314)	$(510,806,612)
Class A
Shares sold	3,470,852	1,996,836	$49,284,464	$24,737,006
Reinvestment of distributions	20,568	30,337	291,651	374,662
Shares redeemed	(630,247)	(456,304)	(8,920,811)	(5,677,227)
Net increase (decrease)	2,861,173	1,570,869	$40,655,304	$19,434,441
Class T
Shares sold	906,681	15,069	$12,885,472	$196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(46,443)	-	(658,325)	-
Net increase (decrease)	860,338	15,069	$12,228,558	$196,319
Class B
Shares sold	66,438	8,001	$936,863	$102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(11,234)	-	(156,453)	-
Net increase (decrease)	55,247	8,001	$781,020	$102,781
Class C
Shares sold	203,408	7,788	$2,869,624	$100,000
Reinvestment of distributions	44	-	624	-
Shares redeemed	(19,405)	-	(268,904)	-
Net increase (decrease)	184,047	7,788	$2,601,344	$100,000
Institutional Class
Shares sold	47,475,937	7,645	$693,596,234	$100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(8,291,345)	-	(120,029,354)	-
Net increase (decrease)	39,216,402	7,645	$574,024,944	$100,000

A Share transactions for Class T, B, C, and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund) (formerly Destiny I), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of Advisor Diversified Stock (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Advisor Diversified Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

James Morrow (34)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock. Mr. Morrow also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Morrow worked as a research analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Diversified Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Diversified Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Diversified Stock. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Diversified Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Diversified Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Diversified Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Diversified Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Diversified Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Diversified Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Diversified Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

Class A, Class T, Class B and Class C, designate 100% of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C, designate 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund (formerly known as Destiny I)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of Class O of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESI-UANN-1106
1.814743.101

Fidelity
Destiny
Portfolios:

Fidelity ® Advisor Diversified Stock
Fund - Class O
(formerly Destiny I)

Class A, Class T, Class B and Class C

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

DESTINY

Annual Report

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund and the Plan have done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Class O	10.55%	6.08%	4.14%
$50/month 15-Year PlanA	-47.16%	2.25%	2.77%

AThe figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect custodian fees and sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan, and 5.7% on each subsequent investment thereafter, and a Custodian Fee of up to $1.50 per investment. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund: Class O on September 30, 1996. The chart shows how the value of an investment in the fund would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Timothy Cohen, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund during the period covered by this report

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

The fund's Class O shares were up 10.55% (excluding sales charges) for the 12 months ending September 30, 2006, roughly in line with the S&P 500®. Good stock picking in the financials sector - especially within diversified financials and insurance - made a significant contribution to our performance versus the index, with stocks such as Bank of America, insurance underwriter W.R. Berkley and Swiss investment bank UBS all helping. Favorable picks in the technology sector's software and services group, including Internet search leader Google, as well as good selections in consumer staples and materials, also provided a nice boost. Unfavorable picks in the consumer discretionary sector - particularly consumer services company Apollo Group and home improvement retailer Home Depot - led to a big portion of the fund's downside performance versus the S&P 500. Unproductive security selection hurt returns in energy and in the technology hardware and equipment group, where Peabody Energy and Dell, respectively, were sizable detractors. Having no exposure to telecommunication services - the index's best performing sector during the period - also proved detrimental.

Note to shareholders: Effective November 9, 2006, James Morrow will become Portfolio Manager of Fidelity Advisor Diversified Stock Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$994.60	$2.45
HypotheticalA	$1,000.00	$1,022.61	$2.48
Class A
Actual	$1,000.00	$992.50	$4.75
HypotheticalA	$1,000.00	$1,020.31	$4.81
Class T
Actual	$1,000.00	$991.10	$6.24
HypotheticalA	$1,000.00	$1,018.80	$6.33
Class B
Actual	$1,000.00	$988.30	$9.17
HypotheticalA	$1,000.00	$1,015.84	$9.30
Class C
Actual	$1,000.00	$988.30	$9.27
HypotheticalA	$1,000.00	$1,015.74	$9.40
Institutional Class
Actual	$1,000.00	$992.60	$3.85
HypotheticalA	$1,000.00	$1,021.21	$3.90

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.25%
Class B	1.84%
Class C	1.86%
Institutional Class	.77%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
General Electric Co.	General Electric Co.
American International Group, Inc.	American International Group, Inc.
Home Depot, Inc.	Home Depot, Inc.
Bank of America Corp.	Bank of America Corp.
Johnson & Johnson	Johnson & Johnson
Wal-Mart Stores, Inc.	Wal-Mart Stores, Inc.
Google, Inc. Class A (sub. vtg.)	UnitedHealth Group, Inc.
UnitedHealth Group, Inc.	Google, Inc. Class A (sub. vtg.)
eBay, Inc.	Robert Half International, Inc.
Honeywell International, Inc.	ACE Ltd.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Financials	21.0	Financials	22.8
Information Technology	17.9	Information Technology	17.6
Consumer Discretionary	15.2	Energy	13.9
Health Care	13.5	Consumer Discretionary	13.6
Energy	12.5	Industrials	13.0
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks98.5%		Stocks99.4%
	Short-Term Investments and Net Other Assets1.5%		Short-Term Investments and Net Other Assets0.6%
*Foreign investments	15.4%	**Foreign investments	12.9%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 2.1%
Apollo Group, Inc. Class A (a)	1,169,414	$57,581,945
Bright Horizons Family Solutions, Inc. (a)	425,700	17,764,461
		75,346,406
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	450,000	20,749,500
Household Durables - 2.4%
D.R. Horton, Inc.	676,649	16,205,744
Hovnanian Enterprises, Inc. Class A	205,500	6,029,370
KB Home	432,052	18,923,878
Ryland Group, Inc.	382,700	16,536,467
Standard Pacific Corp.	609,300	14,318,550
Toll Brothers, Inc. (a)	504,000	14,152,320
		86,166,329
Media - 1.4%
Clear Channel Communications, Inc.	842,400	24,303,240
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,061,240
McGraw-Hill Companies, Inc.	364,195	21,134,236
		50,498,716
Multiline Retail - 1.1%
Target Corp.	749,100	41,387,775
Specialty Retail - 7.6%
Best Buy Co., Inc.	989,419	52,993,282
Chico's FAS, Inc. (a)	871,100	18,754,783
Home Depot, Inc.	4,847,940	175,834,784
Staples, Inc.	1,284,108	31,242,348
		278,825,197
TOTAL CONSUMER DISCRETIONARY		552,973,923
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.4%
Wal-Mart Stores, Inc.	2,504,200	123,507,144
Food Products - 0.7%
Nestle SA (Reg.)	76,928	26,826,048
TOTAL CONSUMER STAPLES		150,333,192
ENERGY - 12.5%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	265,800	18,127,560
ENSCO International, Inc.	143,400	6,285,222
GlobalSantaFe Corp.	295,000	14,747,050
Halliburton Co.	1,337,500	38,051,875
National Oilwell Varco, Inc. (a)	332,100	19,444,455
Noble Corp.	373,600	23,977,648
Schlumberger Ltd. (NY Shares)	954,800	59,226,244

	Shares	Value (Note 1)
Smith International, Inc.	322,000	$12,493,600
Weatherford International Ltd. (a)	443,500	18,502,820
		210,856,474
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	421,700	26,651,440
ConocoPhillips	1,159,900	69,048,847
Forest Oil Corp. (a)	325,000	10,266,750
Occidental Petroleum Corp.	807,800	38,863,258
Peabody Energy Corp.	704,906	25,926,443
Plains Exploration & Production Co. (a)	200,000	8,582,000
Valero Energy Corp.	732,300	37,691,481
XTO Energy, Inc.	632,400	26,643,012
		243,673,231
TOTAL ENERGY		454,529,705
FINANCIALS - 21.0%
Capital Markets - 1.6%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,179,170
KKR Private Equity Investors, LP (a)	221,400	4,771,170
KKR Private Equity Investors, LP Restricted Depository Units (e)	850,400	18,326,120
Legg Mason, Inc.	186,700	18,830,562
UBS AG (NY Shares)	119,800	7,105,338
		59,212,360
Commercial Banks - 3.5%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	19,706,464
HSBC Holdings PLC sponsored ADR (d)	305,000	27,916,650
Standard Chartered PLC (United Kingdom)	1,259,398	32,251,012
Wachovia Corp.	833,300	46,498,140
		126,372,266
Diversified Financial Services - 4.7%
African Bank Investments Ltd.	2,229,815	6,326,894
Bank of America Corp.	3,076,500	164,808,105
		171,134,999
Insurance - 11.2%
ACE Ltd.	1,180,170	64,590,704
American International Group, Inc.	3,589,333	237,829,205
Hartford Financial Services Group, Inc.	547,400	47,486,950
RenaissanceRe Holdings Ltd.	444,200	24,697,520
W.R. Berkley Corp.	890,364	31,509,982
		406,114,361
TOTAL FINANCIALS		762,833,986
HEALTH CARE - 13.5%
Biotechnology - 3.4%
Alkermes, Inc. (a)	500,000	7,925,000
Amgen, Inc. (a)	583,310	41,724,164
Celgene Corp. (a)	287,480	12,447,884
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	457,700	$28,262,975
Genentech, Inc. (a)	228,470	18,894,469
MannKind Corp. (a)(d)	105,852	2,011,188
Vertex Pharmaceuticals, Inc. (a)	352,761	11,870,408
		123,136,088
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	110,448	4,368,218
C.R. Bard, Inc.	230,600	17,295,000
		21,663,218
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	2,023,322	99,547,442
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	309,262	10,218,016
Pharmaceuticals - 6.5%
Allergan, Inc.	356,500	40,145,465
Elan Corp. PLC sponsored ADR (a)	1,267,722	19,497,564
Johnson & Johnson	1,960,904	127,341,106
Roche Holding AG (participation certificate)	118,188	20,436,892
Teva Pharmaceutical Industries Ltd. sponsored ADR	918,600	31,315,074
		238,736,101
TOTAL HEALTH CARE		493,300,865
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	2,319,500	94,867,550
Commercial Services & Supplies - 1.6%
Robert Half International, Inc.	1,684,580	57,225,183
Industrial Conglomerates - 8.2%
General Electric Co.	7,966,661	281,223,130
Smiths Group PLC	1,090,790	18,305,672
		299,528,802
TOTAL INDUSTRIALS		451,621,535
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.1%
CSR PLC (a)	494,143	7,797,843
Motorola, Inc.	1,593,200	39,830,000
Research In Motion Ltd. (a)	285,600	29,319,697
		76,947,540
Computers & Peripherals - 2.7%
Dell, Inc. (a)	2,630,476	60,080,072
EMC Corp. (a)	1,544,800	18,506,704
NCR Corp. (a)	471,400	18,610,872
		97,197,648

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A	186,890	$11,574,098
Internet Software & Services - 5.6%
eBay, Inc. (a)(d)	3,353,105	95,094,058
Google, Inc. Class A (sub. vtg.) (a)	273,400	109,879,460
		204,973,518
IT Services - 0.9%
Infosys Technologies Ltd. sponsored ADR	309,800	14,786,754
Satyam Computer Services Ltd. sponsored ADR	330,000	12,767,700
Western Union Co. (a)(g)	201,500	3,854,695
		31,409,149
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	572,464	20,459,863
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	331,100	9,731,029
Applied Materials, Inc.	1,603,449	28,429,151
ARM Holdings PLC sponsored ADR	2,813,400	18,455,904
ASML Holding NV (NY Shares) (a)	384,100	8,941,848
Broadcom Corp. Class A (a)	941,252	28,557,586
Cymer, Inc. (a)	200,000	8,782,000
FormFactor, Inc. (a)	223,000	9,394,990
KLA-Tencor Corp.	362,100	16,102,587
Lam Research Corp. (a)	219,700	9,959,001
Linear Technology Corp. (d)	752,100	23,405,352
Marvell Technology Group Ltd. (a)	538,500	10,430,745
Maxim Integrated Products, Inc.	785,270	22,042,529
National Semiconductor Corp.	597,420	14,057,293
		208,290,015
TOTAL INFORMATION TECHNOLOGY		650,851,831
MATERIALS - 1.9%
Chemicals - 1.1%
Praxair, Inc.	686,510	40,613,932
Metals & Mining - 0.8%
Mittal Steel Co. NV Class A (NY Shares)	846,300	29,400,462
TOTAL MATERIALS		70,014,394
TOTAL COMMON STOCKS (Cost $3,412,631,481)		3,586,459,431
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	65,260,586	$65,260,586
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	45,804,675	45,804,675
TOTAL MONEY MARKET FUNDS (Cost $111,065,261)		111,065,261
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $3,555,000)	$3,556,504	3,555,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,528,670,441)		3,701,079,695
NET OTHER ASSETS - (1.6)%		(59,020,142)
NET ASSETS - 100%		$3,642,059,553
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 28,505,290 or 0.8% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,610,961
Fidelity Securities Lending Cash Central Fund	1,135,052
Total	$2,746,013
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
United Kingdom	3.8%
Cayman Islands	2.9%
Netherlands Antilles	1.6%
Switzerland	1.5%
Netherlands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $44,509,806 and repurchase agreements of $3,555,000) - See accompanying schedule: Unaffiliated issuers (cost $3,417,605,180)	$3,590,014,434
Fidelity Central Funds (cost $111,065,261)	111,065,261
Total Investments (cost $3,528,670,441)		$3,701,079,695
Cash		309
Receivable for investments sold		7,193,201
Receivable for fund shares sold		1,193,462
Dividends receivable		3,955,990
Interest receivable		207,041
Prepaid expenses		1,585
Other receivables		120,796
Total assets		3,713,752,079

Liabilities
Payable for investments purchased
Regular delivery	$18,866,560
Delayed delivery	3,555,310
Payable for fund shares redeemed	1,654,533
Accrued management fee	1,305,675
Distribution fees payable	34,052
Other affiliated payables	398,357
Other payables and accrued expenses	73,364
Collateral on securities loaned, at value	45,804,675
Total liabilities		71,692,526

Net Assets		$3,642,059,553
Net Assets consist of:
Paid in capital		$4,103,686,117
Undistributed net investment income		23,631,651
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,668,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,410,634
Net Assets		$3,642,059,553

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value offering price and redemption price per share ($2,915,932,086 ÷ 196,756,683 shares)	$14.82

Class A: Net Asset Value and redemption price per share ($130,331,810 ÷ 8,972,404 shares)	$14.53

Maximum offering price per share (100/94.25 of $14.53)	$15.42
Class T: Net Asset Value and redemption price per share ($12,645,634 ÷ 875,407 shares)	$14.45

Maximum offering price per share (100/96.50 of $14.45)	$14.97
Class B: Net Asset Value and offering price per share ($909,243 ÷ 63,248 shares) A	$14.38

Class C: Net Asset Value and offering price per share ($2,757,559 ÷ 191,835 shares) A	$14.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,483,221 ÷ 39,224,047 shares)	$14.77

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006
Investment Income
Dividends		$45,083,725
Interest		97,905
Income from Fidelity Central Funds		2,746,013
Total income		47,927,643

Expenses
Management fee	$15,092,467
Transfer agent fees	1,490,711
Distribution fees	294,002
Accounting and security lending fees	1,078,442
Custodian fees and expenses	131,018
Independent trustees' compensation	13,426
Appreciation in deferred trustee compensation account	8,733
Registration fees	164,821
Audit	73,896
Legal	60,474
Interest	20,522
Miscellaneous	103,695
Total expenses before reductions	18,532,207
Expense reductions	(313,812)	18,218,395
Net investment income (loss)		29,709,248
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	273,554,171
Foreign currency transactions	(75,187)
Total net realized gain (loss)		273,478,984
Change in net unrealized appreciation (depreciation) on: Investment securities	16,225,091
Assets and liabilities in foreign currencies	7,523
Total change in net unrealized appreciation (depreciation)		16,232,614
Net gain (loss)		289,711,598
Net increase (decrease) in net assets resulting from operations		$319,420,846

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,709,248	$39,294,530
Net realized gain (loss)	273,478,984	417,400,954
Change in net unrealized appreciation (depreciation)	16,232,614	(6,409,049)
Net increase (decrease) in net assets resulting from operations	319,420,846	450,286,435
Distributions to shareholders from net investment income	(25,013,044)	(41,350,640)
Share transactions - net increase (decrease)	277,444,856	(490,873,071)
Total increase (decrease) in net assets	571,852,658	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $23,631,651 and undistributed net investment income of $18,998,999, respectively)	$3,642,059,553	$3,070,206,895

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$11.85	$11.06	$9.31	$11.56
Income from Investment Operations
Net investment income (loss) C	.13	.16 F	.10	.09	.10
Net realized and unrealized gain (loss)	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$14.82	$13.51	$11.85	$11.06	$9.31
Total Return A, B	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.90%	1.27% F	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,915,932	$2,988,758	$3,099,403	$3,144,123	$2,767,484
Portfolio turnover rate E	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CCalculated based on average shares outstanding during the period.

DFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

EAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

FInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$11.62	$10.87	$9.16	$11.40
Income from Investment Operations
Net investment income (loss) D	.06	.08 G	- I	- I	(.01)
Net realized and unrealized gain (loss)	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$14.53	$13.24	$11.62	$10.87	$9.16
Total Return A, B, C	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.44%	.67% G	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$130,332	$80,938	$52,741	$31,240	$12,572
Portfolio turnover rate F	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CTotal returns do not include the effect of the sales charges.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class T

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$12.84
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.29	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$14.45	$13.24
Total Return B, C, D	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25%	1.18% A
Expenses net of all reductions	1.24%	1.13% A
Net investment income (loss)	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$12,646	$199
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

JAmount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.21	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$14.38	$13.22
Total Return B, C, D	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.67% A
Net investment income (loss)	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$909	$106
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.28	.40
Total from investment operations	1.22	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$14.37	$13.22
Total Return B, C, D	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84%	1.69% A
Expenses net of fee waivers, if any	1.84%	1.69% A
Expenses net of all reductions	1.84%	1.64% A
Net investment income (loss)	(.45)%	(.56)% A
Supplemental Data G
Net assets, end of period (000 omitted)	$2,758	$103
Portfolio turnover rate	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$13.08
Income from Investment Operations
Net investment income (loss) D	.09	.01
Net realized and unrealized gain (loss)	1.29	.41
Total from investment operations	1.38	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$14.77	$13.50
Total Return B, C	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.69% A
Expenses net of fee waivers, if any	.77%	.69% A
Expenses net of all reductions	.76%	.64% A
Net investment income (loss)	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$579,483	$103
Portfolio turnover rate F	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Advisor Diversified Stock Fund (the Fund)(formerly Destiny I) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$327,702,181
Unrealized depreciation	(165,053,090)
Net unrealized appreciation (depreciation)	162,649,091
Undistributed ordinary income	23,739,009
Capital loss carryforward	(647,907,307)

Cost for federal income tax purposes	$3,538,430,604

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$25,013,044	$ 41,350,640

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,532,685,050 and $2,265,848,609, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$258,686	$12,663
Class T	.25%	.25%	22,248	1,936
Class B	.75%	.25%	3,574	2,950
Class C	.75%	.25%	9,494	4,898
			$294,002	$22,447

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,174
Class T	4,948
Class B *	659
Class C *	28
$31,809

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), and affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$289,745.01
Class A	227,803.22
Class T	11,969.27
Class B	1,217.34
Class C	3,501.37
Institutional Class	956,476.29
	$1,490,711

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund, is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,778 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,366,600	5.14%	$20,522

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $9,529 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

6. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,135,052.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$42,314
Class A	1,766
$44,080

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $269,557 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$128
Class A	47
$175

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholders accounts for purposes of its own remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$24,229,472	$40,955,963
Class A	321,631	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$25,013,044	$41,350,640

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005 A
Class O
Shares sold	5,789,224	5,206,566	$84,710,510	$65,570,236
Reinvestment of distributions	1,401,691	2,742,268	20,198,400	34,388,033
Shares redeemed	(31,715,161)	(48,261,972)	(457,755,224)	(610,764,881)
Net increase (decrease)	(24,524,246)	(40,313,138)	$(352,846,314)	$(510,806,612)
Class A
Shares sold	3,470,852	1,996,836	$49,284,464	$24,737,006
Reinvestment of distributions	20,568	30,337	291,651	374,662
Shares redeemed	(630,247)	(456,304)	(8,920,811)	(5,677,227)
Net increase (decrease)	2,861,173	1,570,869	$40,655,304	$19,434,441
Class T
Shares sold	906,681	15,069	$12,885,472	$196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(46,443)	-	(658,325)	-
Net increase (decrease)	860,338	15,069	$12,228,558	$196,319
Class B
Shares sold	66,438	8,001	$936,863	$102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(11,234)	-	(156,453)	-
Net increase (decrease)	55,247	8,001	$781,020	$102,781
Class C
Shares sold	203,408	7,788	$2,869,624	$100,000
Reinvestment of distributions	44	-	624	-
Shares redeemed	(19,405)	-	(268,904)	-
Net increase (decrease)	184,047	7,788	$2,601,344	$100,000
Institutional Class
Shares sold	47,475,937	7,645	$693,596,234	$100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(8,291,345)	-	(120,029,354)	-
Net increase (decrease)	39,216,402	7,645	$574,024,944	$100,000

A Share transactions for Class T, B, C, and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund) (formerly Destiny I), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of Advisor Diversified Stock Fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock Fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Advisor Diversified Stock Fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

James Morrow (34)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock Fund. Mr. Morrow also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Morrow worked as a research analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Diversified Stock Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Diversified Stock Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Diversified Stock Fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Diversified Stock Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Diversified Stock Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Diversified Stock Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Diversified Stock Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

Corporate Qualifying Note:

Class O designates 100% of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund (formerly known as Destiny I)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of Class O of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIO-UANN-1106
1.837887.100

Fidelity ® Advisor

Diversified Stock Fund
(formerly Destiny I) *

Institutional Class

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

*Institutional Class
formerly was known as
Fidelity Advisor Destiny I
Fund Institutional Class

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	10.26%	6.01%	4.10%

AThe initial offering of Institutional Class shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class O, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund: Institutional Class on September 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on July 12, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Timothy Cohen, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund during the period covered by this report

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

The fund's Institutional Class shares were up 10.26% for the 12 months ending September 30, 2006, slightly behind the S&P 500®. Good stock picking in the financials sector - especially within diversified financials and insurance - made a significant contribution to our performance versus the index, with stocks such as Bank of America, insurance underwriter W.R. Berkley and Swiss investment bank UBS helping. Favorable picks in the technology sector's software and services group, including Internet search leader Google, as well as good selections in consumer staples and materials, also provided a nice boost. Unfavorable picks in the consumer discretionary sector - particularly consumer services company Apollo Group and home improvement retailer Home Depot - led to a big portion of the fund's downside performance versus the S&P 500. Unproductive security selection hurt returns in energy and in the technology hardware and equipment group, where Peabody Energy and Dell, respectively, were sizable detractors. Having no exposure to telecommunication services - the index's best performing sector during the period - also proved detrimental.

Note to shareholders: Effective November 9, 2006, James Morrow will become Portfolio Manager of Fidelity Advisor Diversified Stock Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$994.60	$2.45
HypotheticalA	$1,000.00	$1,022.61	$2.48
Class A
Actual	$1,000.00	$992.50	$4.75
HypotheticalA	$1,000.00	$1,020.31	$4.81
Class T
Actual	$1,000.00	$991.10	$6.24
HypotheticalA	$1,000.00	$1,018.80	$6.33
Class B
Actual	$1,000.00	$988.30	$9.17
HypotheticalA	$1,000.00	$1,015.84	$9.30
Class C
Actual	$1,000.00	$988.30	$9.27
HypotheticalA	$1,000.00	$1,015.74	$9.40
Institutional Class
Actual	$1,000.00	$992.60	$3.85
HypotheticalA	$1,000.00	$1,021.21	$3.90

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.25%
Class B	1.84%
Class C	1.86%
Institutional Class	.77%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
General Electric Co.	General Electric Co.
American International Group, Inc.	American International Group, Inc.
Home Depot, Inc.	Home Depot, Inc.
Bank of America Corp.	Bank of America Corp.
Johnson & Johnson	Johnson & Johnson
Wal-Mart Stores, Inc.	Wal-Mart Stores, Inc.
Google, Inc. Class A (sub. vtg.)	UnitedHealth Group, Inc.
UnitedHealth Group, Inc.	Google, Inc. Class A (sub. vtg.)
eBay, Inc.	Robert Half International, Inc.
Honeywell International, Inc.	ACE Ltd.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Financials	21.0	Financials	22.8
Information Technology	17.9	Information Technology	17.6
Consumer Discretionary	15.2	Energy	13.9
Health Care	13.5	Consumer Discretionary	13.6
Energy	12.5	Industrials	13.0
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks98.5%		Stocks99.4%
	Short-Term Investments and Net Other Assets1.5%		Short-Term Investments and Net Other Assets0.6%
*Foreign investments	15.4%	**Foreign investments	12.9%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 2.1%
Apollo Group, Inc. Class A (a)	1,169,414	$57,581,945
Bright Horizons Family Solutions, Inc. (a)	425,700	17,764,461
		75,346,406
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	450,000	20,749,500
Household Durables - 2.4%
D.R. Horton, Inc.	676,649	16,205,744
Hovnanian Enterprises, Inc. Class A	205,500	6,029,370
KB Home	432,052	18,923,878
Ryland Group, Inc.	382,700	16,536,467
Standard Pacific Corp.	609,300	14,318,550
Toll Brothers, Inc. (a)	504,000	14,152,320
		86,166,329
Media - 1.4%
Clear Channel Communications, Inc.	842,400	24,303,240
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,061,240
McGraw-Hill Companies, Inc.	364,195	21,134,236
		50,498,716
Multiline Retail - 1.1%
Target Corp.	749,100	41,387,775
Specialty Retail - 7.6%
Best Buy Co., Inc.	989,419	52,993,282
Chico's FAS, Inc. (a)	871,100	18,754,783
Home Depot, Inc.	4,847,940	175,834,784
Staples, Inc.	1,284,108	31,242,348
		278,825,197
TOTAL CONSUMER DISCRETIONARY		552,973,923
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.4%
Wal-Mart Stores, Inc.	2,504,200	123,507,144
Food Products - 0.7%
Nestle SA (Reg.)	76,928	26,826,048
TOTAL CONSUMER STAPLES		150,333,192
ENERGY - 12.5%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	265,800	18,127,560
ENSCO International, Inc.	143,400	6,285,222
GlobalSantaFe Corp.	295,000	14,747,050
Halliburton Co.	1,337,500	38,051,875
National Oilwell Varco, Inc. (a)	332,100	19,444,455
Noble Corp.	373,600	23,977,648
Schlumberger Ltd. (NY Shares)	954,800	59,226,244

	Shares	Value (Note 1)
Smith International, Inc.	322,000	$12,493,600
Weatherford International Ltd. (a)	443,500	18,502,820
		210,856,474
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	421,700	26,651,440
ConocoPhillips	1,159,900	69,048,847
Forest Oil Corp. (a)	325,000	10,266,750
Occidental Petroleum Corp.	807,800	38,863,258
Peabody Energy Corp.	704,906	25,926,443
Plains Exploration & Production Co. (a)	200,000	8,582,000
Valero Energy Corp.	732,300	37,691,481
XTO Energy, Inc.	632,400	26,643,012
		243,673,231
TOTAL ENERGY		454,529,705
FINANCIALS - 21.0%
Capital Markets - 1.6%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,179,170
KKR Private Equity Investors, LP (a)	221,400	4,771,170
KKR Private Equity Investors, LP Restricted Depository Units (e)	850,400	18,326,120
Legg Mason, Inc.	186,700	18,830,562
UBS AG (NY Shares)	119,800	7,105,338
		59,212,360
Commercial Banks - 3.5%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	19,706,464
HSBC Holdings PLC sponsored ADR (d)	305,000	27,916,650
Standard Chartered PLC (United Kingdom)	1,259,398	32,251,012
Wachovia Corp.	833,300	46,498,140
		126,372,266
Diversified Financial Services - 4.7%
African Bank Investments Ltd.	2,229,815	6,326,894
Bank of America Corp.	3,076,500	164,808,105
		171,134,999
Insurance - 11.2%
ACE Ltd.	1,180,170	64,590,704
American International Group, Inc.	3,589,333	237,829,205
Hartford Financial Services Group, Inc.	547,400	47,486,950
RenaissanceRe Holdings Ltd.	444,200	24,697,520
W.R. Berkley Corp.	890,364	31,509,982
		406,114,361
TOTAL FINANCIALS		762,833,986
HEALTH CARE - 13.5%
Biotechnology - 3.4%
Alkermes, Inc. (a)	500,000	7,925,000
Amgen, Inc. (a)	583,310	41,724,164
Celgene Corp. (a)	287,480	12,447,884
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	457,700	$28,262,975
Genentech, Inc. (a)	228,470	18,894,469
MannKind Corp. (a)(d)	105,852	2,011,188
Vertex Pharmaceuticals, Inc. (a)	352,761	11,870,408
		123,136,088
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	110,448	4,368,218
C.R. Bard, Inc.	230,600	17,295,000
		21,663,218
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	2,023,322	99,547,442
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	309,262	10,218,016
Pharmaceuticals - 6.5%
Allergan, Inc.	356,500	40,145,465
Elan Corp. PLC sponsored ADR (a)	1,267,722	19,497,564
Johnson & Johnson	1,960,904	127,341,106
Roche Holding AG (participation certificate)	118,188	20,436,892
Teva Pharmaceutical Industries Ltd. sponsored ADR	918,600	31,315,074
		238,736,101
TOTAL HEALTH CARE		493,300,865
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	2,319,500	94,867,550
Commercial Services & Supplies - 1.6%
Robert Half International, Inc.	1,684,580	57,225,183
Industrial Conglomerates - 8.2%
General Electric Co.	7,966,661	281,223,130
Smiths Group PLC	1,090,790	18,305,672
		299,528,802
TOTAL INDUSTRIALS		451,621,535
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.1%
CSR PLC (a)	494,143	7,797,843
Motorola, Inc.	1,593,200	39,830,000
Research In Motion Ltd. (a)	285,600	29,319,697
		76,947,540
Computers & Peripherals - 2.7%
Dell, Inc. (a)	2,630,476	60,080,072
EMC Corp. (a)	1,544,800	18,506,704
NCR Corp. (a)	471,400	18,610,872
		97,197,648

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A	186,890	$11,574,098
Internet Software & Services - 5.6%
eBay, Inc. (a)(d)	3,353,105	95,094,058
Google, Inc. Class A (sub. vtg.) (a)	273,400	109,879,460
		204,973,518
IT Services - 0.9%
Infosys Technologies Ltd. sponsored ADR	309,800	14,786,754
Satyam Computer Services Ltd. sponsored ADR	330,000	12,767,700
Western Union Co. (a)(g)	201,500	3,854,695
		31,409,149
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	572,464	20,459,863
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	331,100	9,731,029
Applied Materials, Inc.	1,603,449	28,429,151
ARM Holdings PLC sponsored ADR	2,813,400	18,455,904
ASML Holding NV (NY Shares) (a)	384,100	8,941,848
Broadcom Corp. Class A (a)	941,252	28,557,586
Cymer, Inc. (a)	200,000	8,782,000
FormFactor, Inc. (a)	223,000	9,394,990
KLA-Tencor Corp.	362,100	16,102,587
Lam Research Corp. (a)	219,700	9,959,001
Linear Technology Corp. (d)	752,100	23,405,352
Marvell Technology Group Ltd. (a)	538,500	10,430,745
Maxim Integrated Products, Inc.	785,270	22,042,529
National Semiconductor Corp.	597,420	14,057,293
		208,290,015
TOTAL INFORMATION TECHNOLOGY		650,851,831
MATERIALS - 1.9%
Chemicals - 1.1%
Praxair, Inc.	686,510	40,613,932
Metals & Mining - 0.8%
Mittal Steel Co. NV Class A (NY Shares)	846,300	29,400,462
TOTAL MATERIALS		70,014,394
TOTAL COMMON STOCKS (Cost $3,412,631,481)		3,586,459,431
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	65,260,586	$65,260,586
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	45,804,675	45,804,675
TOTAL MONEY MARKET FUNDS (Cost $111,065,261)		111,065,261
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $3,555,000)	$3,556,504	3,555,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,528,670,441)		3,701,079,695
NET OTHER ASSETS - (1.6)%		(59,020,142)
NET ASSETS - 100%		$3,642,059,553
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 28,505,290 or 0.8% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,610,961
Fidelity Securities Lending Cash Central Fund	1,135,052
Total	$2,746,013
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
United Kingdom	3.8%
Cayman Islands	2.9%
Netherlands Antilles	1.6%
Switzerland	1.5%
Netherlands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $44,509,806 and repurchase agreements of $3,555,000) - See accompanying schedule: Unaffiliated issuers (cost $3,417,605,180)	$3,590,014,434
Fidelity Central Funds (cost $111,065,261)	111,065,261
Total Investments (cost $3,528,670,441)		$3,701,079,695
Cash		309
Receivable for investments sold		7,193,201
Receivable for fund shares sold		1,193,462
Dividends receivable		3,955,990
Interest receivable		207,041
Prepaid expenses		1,585
Other receivables		120,796
Total assets		3,713,752,079

Liabilities
Payable for investments purchased
Regular delivery	$18,866,560
Delayed delivery	3,555,310
Payable for fund shares redeemed	1,654,533
Accrued management fee	1,305,675
Distribution fees payable	34,052
Other affiliated payables	398,357
Other payables and accrued expenses	73,364
Collateral on securities loaned, at value	45,804,675
Total liabilities		71,692,526

Net Assets		$3,642,059,553
Net Assets consist of:
Paid in capital		$4,103,686,117
Undistributed net investment income		23,631,651
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,668,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,410,634
Net Assets		$3,642,059,553

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value offering price and redemption price per share ($2,915,932,086 ÷ 196,756,683 shares)	$14.82

Class A: Net Asset Value and redemption price per share ($130,331,810 ÷ 8,972,404 shares)	$14.53

Maximum offering price per share (100/94.25 of $14.53)	$15.42
Class T: Net Asset Value and redemption price per share ($12,645,634 ÷ 875,407 shares)	$14.45

Maximum offering price per share (100/96.50 of $14.45)	$14.97
Class B: Net Asset Value and offering price per share ($909,243 ÷ 63,248 shares) A	$14.38

Class C: Net Asset Value and offering price per share ($2,757,559 ÷ 191,835 shares) A	$14.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,483,221 ÷ 39,224,047 shares)	$14.77

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006
Investment Income
Dividends		$45,083,725
Interest		97,905
Income from Fidelity Central Funds		2,746,013
Total income		47,927,643

Expenses
Management fee	$15,092,467
Transfer agent fees	1,490,711
Distribution fees	294,002
Accounting and security lending fees	1,078,442
Custodian fees and expenses	131,018
Independent trustees' compensation	13,426
Appreciation in deferred trustee compensation account	8,733
Registration fees	164,821
Audit	73,896
Legal	60,474
Interest	20,522
Miscellaneous	103,695
Total expenses before reductions	18,532,207
Expense reductions	(313,812)	18,218,395
Net investment income (loss)		29,709,248
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	273,554,171
Foreign currency transactions	(75,187)
Total net realized gain (loss)		273,478,984
Change in net unrealized appreciation (depreciation) on: Investment securities	16,225,091
Assets and liabilities in foreign currencies	7,523
Total change in net unrealized appreciation (depreciation)		16,232,614
Net gain (loss)		289,711,598
Net increase (decrease) in net assets resulting from operations		$319,420,846

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,709,248	$39,294,530
Net realized gain (loss)	273,478,984	417,400,954
Change in net unrealized appreciation (depreciation)	16,232,614	(6,409,049)
Net increase (decrease) in net assets resulting from operations	319,420,846	450,286,435
Distributions to shareholders from net investment income	(25,013,044)	(41,350,640)
Share transactions - net increase (decrease)	277,444,856	(490,873,071)
Total increase (decrease) in net assets	571,852,658	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $23,631,651 and undistributed net investment income of $18,998,999, respectively)	$3,642,059,553	$3,070,206,895

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$11.85	$11.06	$9.31	$11.56
Income from Investment Operations
Net investment income (loss) C	.13	.16 F	.10	.09	.10
Net realized and unrealized gain (loss)	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$14.82	$13.51	$11.85	$11.06	$9.31
Total Return A, B	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.90%	1.27% F	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,915,932	$2,988,758	$3,099,403	$3,144,123	$2,767,484
Portfolio turnover rate E	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CCalculated based on average shares outstanding during the period.

DFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

EAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

FInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$11.62	$10.87	$9.16	$11.40
Income from Investment Operations
Net investment income (loss) D	.06	.08 G	- I	- I	(.01)
Net realized and unrealized gain (loss)	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$14.53	$13.24	$11.62	$10.87	$9.16
Total Return A, B, C	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.44%	.67% G	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$130,332	$80,938	$52,741	$31,240	$12,572
Portfolio turnover rate F	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CTotal returns do not include the effect of the sales charges.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class T

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$12.84
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.29	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$14.45	$13.24
Total Return B, C, D	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25%	1.18% A
Expenses net of all reductions	1.24%	1.13% A
Net investment income (loss)	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$12,646	$199
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

JAmount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.21	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$14.38	$13.22
Total Return B, C, D	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.67% A
Net investment income (loss)	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$909	$106
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.28	.40
Total from investment operations	1.22	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$14.37	$13.22
Total Return B, C, D	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84%	1.69% A
Expenses net of fee waivers, if any	1.84%	1.69% A
Expenses net of all reductions	1.84%	1.64% A
Net investment income (loss)	(.45)%	(.56)% A
Supplemental Data G
Net assets, end of period (000 omitted)	$2,758	$103
Portfolio turnover rate	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$13.08
Income from Investment Operations
Net investment income (loss) D	.09	.01
Net realized and unrealized gain (loss)	1.29	.41
Total from investment operations	1.38	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$14.77	$13.50
Total Return B, C	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.69% A
Expenses net of fee waivers, if any	.77%	.69% A
Expenses net of all reductions	.76%	.64% A
Net investment income (loss)	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$579,483	$103
Portfolio turnover rate F	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Advisor Diversified Stock Fund (the Fund)(formerly Destiny I) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$327,702,181
Unrealized depreciation	(165,053,090)
Net unrealized appreciation (depreciation)	162,649,091
Undistributed ordinary income	23,739,009
Capital loss carryforward	(647,907,307)

Cost for federal income tax purposes	$3,538,430,604

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$25,013,044	$ 41,350,640

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,532,685,050 and $2,265,848,609, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$258,686	$12,663
Class T	.25%	.25%	22,248	1,936
Class B	.75%	.25%	3,574	2,950
Class C	.75%	.25%	9,494	4,898
			$294,002	$22,447

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,174
Class T	4,948
Class B *	659
Class C *	28
$31,809

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), and affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$289,745.01
Class A	227,803.22
Class T	11,969.27
Class B	1,217.34
Class C	3,501.37
Institutional Class	956,476.29
	$1,490,711

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund, is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,778 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,366,600	5.14%	$20,522

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $9,529 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

6. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,135,052.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$42,314
Class A	1,766
$44,080

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $269,557 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$128
Class A	47
$175

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholders accounts for purposes of its own remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$24,229,472	$40,955,963
Class A	321,631	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$25,013,044	$41,350,640

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005 A
Class O
Shares sold	5,789,224	5,206,566	$84,710,510	$65,570,236
Reinvestment of distributions	1,401,691	2,742,268	20,198,400	34,388,033
Shares redeemed	(31,715,161)	(48,261,972)	(457,755,224)	(610,764,881)
Net increase (decrease)	(24,524,246)	(40,313,138)	$(352,846,314)	$(510,806,612)
Class A
Shares sold	3,470,852	1,996,836	$49,284,464	$24,737,006
Reinvestment of distributions	20,568	30,337	291,651	374,662
Shares redeemed	(630,247)	(456,304)	(8,920,811)	(5,677,227)
Net increase (decrease)	2,861,173	1,570,869	$40,655,304	$19,434,441
Class T
Shares sold	906,681	15,069	$12,885,472	$196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(46,443)	-	(658,325)	-
Net increase (decrease)	860,338	15,069	$12,228,558	$196,319
Class B
Shares sold	66,438	8,001	$936,863	$102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(11,234)	-	(156,453)	-
Net increase (decrease)	55,247	8,001	$781,020	$102,781
Class C
Shares sold	203,408	7,788	$2,869,624	$100,000
Reinvestment of distributions	44	-	624	-
Shares redeemed	(19,405)	-	(268,904)	-
Net increase (decrease)	184,047	7,788	$2,601,344	$100,000
Institutional Class
Shares sold	47,475,937	7,645	$693,596,234	$100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(8,291,345)	-	(120,029,354)	-
Net increase (decrease)	39,216,402	7,645	$574,024,944	$100,000

A Share transactions for Class T, B, C, and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund) (formerly Destiny I), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of Advisor Diversified Stock (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Advisor Diversified Stock. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

James Morrow (34)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock. Mr. Morrow also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Morrow worked as a research analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Diversified Stock. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Diversified Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Diversified Stock. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Diversified Stock. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Diversified Stock. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Diversified Stock. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Diversified Stock. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Diversified Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Diversified Stock. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Diversified Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

Corporate Qualifying Note:

Class I designates 100% of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund (formerly known as Destiny I)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of Class O of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESI-I-UANN-1106
1.814750.101

Fidelity
Destiny
Portfolios:

Fidelity ® Advisor Diversified Stock
Fund - Class A
(formerly Destiny I)

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

DESTINY

Annual Report

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund and the Plan have done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Class A A	10.13%	5.31%	3.33%
$50/month 15-Year PlanB	-44.93%	3.12%	2.80%

AThe fund began offering Class A (effective July 12, 2005, Class N was renamed Class A) shares on April 30, 1999. The total returns for Class A reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

BThe figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Diversified Stock Fund: Class A on September 30, 1996. The chart shows how the value of an investment in the fund would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Timothy Cohen, Portfolio Manager of Fidelity® Advisor Diversified Stock Fund during the period covered by this report

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

The fund's Class A shares were up 10.13% (excluding sales charges) for the 12 months ending September 30, 2006, slightly behind the S&P 500®. Good stock picking in the financials sector - especially within diversified financials and insurance - made a significant contribution to our performance versus the index, with stocks such as Bank of America, insurance underwriter W.R. Berkley and Swiss investment bank UBS all helping. Favorable picks in the technology sector's software and services group, including Internet search leader Google, as well as good selections in consumer staples and materials, also provided a nice boost. Unfavorable picks in the consumer discretionary sector - particularly consumer services company Apollo Group and home improvement retailer Home Depot - led to a big portion of the fund's downside performance versus the S&P 500. Unproductive security selection hurt returns in energy and in the technology hardware and equipment group, where Peabody Energy and Dell, respectively, were sizable detractors. Having no exposure to telecommunication services - the index's best performing sector during the period - also proved detrimental.

Note to shareholders: Effective November 9, 2006, James Morrow will become Portfolio Manager of Fidelity Advisor Diversified Stock Fund.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges on purchases of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$994.60	$2.45
HypotheticalA	$1,000.00	$1,022.61	$2.48
Class A
Actual	$1,000.00	$992.50	$4.75
HypotheticalA	$1,000.00	$1,020.31	$4.81
Class T
Actual	$1,000.00	$991.10	$6.24
HypotheticalA	$1,000.00	$1,018.80	$6.33
Class B
Actual	$1,000.00	$988.30	$9.17
HypotheticalA	$1,000.00	$1,015.84	$9.30
Class C
Actual	$1,000.00	$988.30	$9.27
HypotheticalA	$1,000.00	$1,015.74	$9.40
Institutional Class
Actual	$1,000.00	$992.60	$3.85
HypotheticalA	$1,000.00	$1,021.21	$3.90

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.49%
Class A	.95%
Class T	1.25%
Class B	1.84%
Class C	1.86%
Institutional Class	.77%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
General Electric Co.	General Electric Co.
American International Group, Inc.	American International Group, Inc.
Home Depot, Inc.	Home Depot, Inc.
Bank of America Corp.	Bank of America Corp.
Johnson & Johnson	Johnson & Johnson
Wal-Mart Stores, Inc.	Wal-Mart Stores, Inc.
Google, Inc. Class A (sub. vtg.)	UnitedHealth Group, Inc.
UnitedHealth Group, Inc.	Google, Inc. Class A (sub. vtg.)
eBay, Inc.	Robert Half International, Inc.
Honeywell International, Inc.	ACE Ltd.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Financials	21.0	Financials	22.8
Information Technology	17.9	Information Technology	17.6
Consumer Discretionary	15.2	Energy	13.9
Health Care	13.5	Consumer Discretionary	13.6
Energy	12.5	Industrials	13.0
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks98.5%		Stocks99.4%
	Short-Term Investments and Net Other Assets1.5%		Short-Term Investments and Net Other Assets0.6%
*Foreign investments	15.4%	**Foreign investments	12.9%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.2%
Diversified Consumer Services - 2.1%
Apollo Group, Inc. Class A (a)	1,169,414	$57,581,945
Bright Horizons Family Solutions, Inc. (a)	425,700	17,764,461
		75,346,406
Hotels, Restaurants & Leisure - 0.6%
Red Robin Gourmet Burgers, Inc. (a)	450,000	20,749,500
Household Durables - 2.4%
D.R. Horton, Inc.	676,649	16,205,744
Hovnanian Enterprises, Inc. Class A	205,500	6,029,370
KB Home	432,052	18,923,878
Ryland Group, Inc.	382,700	16,536,467
Standard Pacific Corp.	609,300	14,318,550
Toll Brothers, Inc. (a)	504,000	14,152,320
		86,166,329
Media - 1.4%
Clear Channel Communications, Inc.	842,400	24,303,240
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,061,240
McGraw-Hill Companies, Inc.	364,195	21,134,236
		50,498,716
Multiline Retail - 1.1%
Target Corp.	749,100	41,387,775
Specialty Retail - 7.6%
Best Buy Co., Inc.	989,419	52,993,282
Chico's FAS, Inc. (a)	871,100	18,754,783
Home Depot, Inc.	4,847,940	175,834,784
Staples, Inc.	1,284,108	31,242,348
		278,825,197
TOTAL CONSUMER DISCRETIONARY		552,973,923
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 3.4%
Wal-Mart Stores, Inc.	2,504,200	123,507,144
Food Products - 0.7%
Nestle SA (Reg.)	76,928	26,826,048
TOTAL CONSUMER STAPLES		150,333,192
ENERGY - 12.5%
Energy Equipment & Services - 5.8%
Baker Hughes, Inc.	265,800	18,127,560
ENSCO International, Inc.	143,400	6,285,222
GlobalSantaFe Corp.	295,000	14,747,050
Halliburton Co.	1,337,500	38,051,875
National Oilwell Varco, Inc. (a)	332,100	19,444,455
Noble Corp.	373,600	23,977,648
Schlumberger Ltd. (NY Shares)	954,800	59,226,244

	Shares	Value (Note 1)
Smith International, Inc.	322,000	$12,493,600
Weatherford International Ltd. (a)	443,500	18,502,820
		210,856,474
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	421,700	26,651,440
ConocoPhillips	1,159,900	69,048,847
Forest Oil Corp. (a)	325,000	10,266,750
Occidental Petroleum Corp.	807,800	38,863,258
Peabody Energy Corp.	704,906	25,926,443
Plains Exploration & Production Co. (a)	200,000	8,582,000
Valero Energy Corp.	732,300	37,691,481
XTO Energy, Inc.	632,400	26,643,012
		243,673,231
TOTAL ENERGY		454,529,705
FINANCIALS - 21.0%
Capital Markets - 1.6%
AP Alternative Assets, L.P. Restricted Depositary Units (e)	545,800	10,179,170
KKR Private Equity Investors, LP (a)	221,400	4,771,170
KKR Private Equity Investors, LP Restricted Depository Units (e)	850,400	18,326,120
Legg Mason, Inc.	186,700	18,830,562
UBS AG (NY Shares)	119,800	7,105,338
		59,212,360
Commercial Banks - 3.5%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	19,706,464
HSBC Holdings PLC sponsored ADR (d)	305,000	27,916,650
Standard Chartered PLC (United Kingdom)	1,259,398	32,251,012
Wachovia Corp.	833,300	46,498,140
		126,372,266
Diversified Financial Services - 4.7%
African Bank Investments Ltd.	2,229,815	6,326,894
Bank of America Corp.	3,076,500	164,808,105
		171,134,999
Insurance - 11.2%
ACE Ltd.	1,180,170	64,590,704
American International Group, Inc.	3,589,333	237,829,205
Hartford Financial Services Group, Inc.	547,400	47,486,950
RenaissanceRe Holdings Ltd.	444,200	24,697,520
W.R. Berkley Corp.	890,364	31,509,982
		406,114,361
TOTAL FINANCIALS		762,833,986
HEALTH CARE - 13.5%
Biotechnology - 3.4%
Alkermes, Inc. (a)	500,000	7,925,000
Amgen, Inc. (a)	583,310	41,724,164
Celgene Corp. (a)	287,480	12,447,884
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)(d)	457,700	$28,262,975
Genentech, Inc. (a)	228,470	18,894,469
MannKind Corp. (a)(d)	105,852	2,011,188
Vertex Pharmaceuticals, Inc. (a)	352,761	11,870,408
		123,136,088
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	110,448	4,368,218
C.R. Bard, Inc.	230,600	17,295,000
		21,663,218
Health Care Providers & Services - 2.7%
UnitedHealth Group, Inc.	2,023,322	99,547,442
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	309,262	10,218,016
Pharmaceuticals - 6.5%
Allergan, Inc.	356,500	40,145,465
Elan Corp. PLC sponsored ADR (a)	1,267,722	19,497,564
Johnson & Johnson	1,960,904	127,341,106
Roche Holding AG (participation certificate)	118,188	20,436,892
Teva Pharmaceutical Industries Ltd. sponsored ADR	918,600	31,315,074
		238,736,101
TOTAL HEALTH CARE		493,300,865
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	2,319,500	94,867,550
Commercial Services & Supplies - 1.6%
Robert Half International, Inc.	1,684,580	57,225,183
Industrial Conglomerates - 8.2%
General Electric Co.	7,966,661	281,223,130
Smiths Group PLC	1,090,790	18,305,672
		299,528,802
TOTAL INDUSTRIALS		451,621,535
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 2.1%
CSR PLC (a)	494,143	7,797,843
Motorola, Inc.	1,593,200	39,830,000
Research In Motion Ltd. (a)	285,600	29,319,697
		76,947,540
Computers & Peripherals - 2.7%
Dell, Inc. (a)	2,630,476	60,080,072
EMC Corp. (a)	1,544,800	18,506,704
NCR Corp. (a)	471,400	18,610,872
		97,197,648

	Shares	Value (Note 1)
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. Class A	186,890	$11,574,098
Internet Software & Services - 5.6%
eBay, Inc. (a)(d)	3,353,105	95,094,058
Google, Inc. Class A (sub. vtg.) (a)	273,400	109,879,460
		204,973,518
IT Services - 0.9%
Infosys Technologies Ltd. sponsored ADR	309,800	14,786,754
Satyam Computer Services Ltd. sponsored ADR	330,000	12,767,700
Western Union Co. (a)(g)	201,500	3,854,695
		31,409,149
Office Electronics - 0.6%
Zebra Technologies Corp. Class A (a)	572,464	20,459,863
Semiconductors & Semiconductor Equipment - 5.7%
Analog Devices, Inc.	331,100	9,731,029
Applied Materials, Inc.	1,603,449	28,429,151
ARM Holdings PLC sponsored ADR	2,813,400	18,455,904
ASML Holding NV (NY Shares) (a)	384,100	8,941,848
Broadcom Corp. Class A (a)	941,252	28,557,586
Cymer, Inc. (a)	200,000	8,782,000
FormFactor, Inc. (a)	223,000	9,394,990
KLA-Tencor Corp.	362,100	16,102,587
Lam Research Corp. (a)	219,700	9,959,001
Linear Technology Corp. (d)	752,100	23,405,352
Marvell Technology Group Ltd. (a)	538,500	10,430,745
Maxim Integrated Products, Inc.	785,270	22,042,529
National Semiconductor Corp.	597,420	14,057,293
		208,290,015
TOTAL INFORMATION TECHNOLOGY		650,851,831
MATERIALS - 1.9%
Chemicals - 1.1%
Praxair, Inc.	686,510	40,613,932
Metals & Mining - 0.8%
Mittal Steel Co. NV Class A (NY Shares)	846,300	29,400,462
TOTAL MATERIALS		70,014,394
TOTAL COMMON STOCKS (Cost $3,412,631,481)		3,586,459,431
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	65,260,586	$65,260,586
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	45,804,675	45,804,675
TOTAL MONEY MARKET FUNDS (Cost $111,065,261)		111,065,261
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 5.08%, dated 9/29/06 due 10/2/06) (Cost $3,555,000)	$3,556,504	3,555,000
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $3,528,670,441)		3,701,079,695
NET OTHER ASSETS - (1.6)%		(59,020,142)
NET ASSETS - 100%		$3,642,059,553
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.

(e)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $ 28,505,290 or 0.8% of net assets.

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

(g)Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$1,418,699
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$1,610,961
Fidelity Securities Lending Cash Central Fund	1,135,052
Total	$2,746,013
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.6%
United Kingdom	3.8%
Cayman Islands	2.9%
Netherlands Antilles	1.6%
Switzerland	1.5%
Netherlands	1.0%
Bermuda	1.0%
Others (individually less than 1%)	3.6%
100.0%
Income Tax Information
At September 30, 2006, the fund had a capital loss carryforward of approximately $647,907,307 all of which will expire on September 30, 2011.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $44,509,806 and repurchase agreements of $3,555,000) - See accompanying schedule: Unaffiliated issuers (cost $3,417,605,180)	$3,590,014,434
Fidelity Central Funds (cost $111,065,261)	111,065,261
Total Investments (cost $3,528,670,441)		$3,701,079,695
Cash		309
Receivable for investments sold		7,193,201
Receivable for fund shares sold		1,193,462
Dividends receivable		3,955,990
Interest receivable		207,041
Prepaid expenses		1,585
Other receivables		120,796
Total assets		3,713,752,079

Liabilities
Payable for investments purchased
Regular delivery	$18,866,560
Delayed delivery	3,555,310
Payable for fund shares redeemed	1,654,533
Accrued management fee	1,305,675
Distribution fees payable	34,052
Other affiliated payables	398,357
Other payables and accrued expenses	73,364
Collateral on securities loaned, at value	45,804,675
Total liabilities		71,692,526

Net Assets		$3,642,059,553
Net Assets consist of:
Paid in capital		$4,103,686,117
Undistributed net investment income		23,631,651
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(657,668,849)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,410,634
Net Assets		$3,642,059,553

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value offering price and redemption price per share ($2,915,932,086 ÷ 196,756,683 shares)	$14.82

Class A: Net Asset Value and redemption price per share ($130,331,810 ÷ 8,972,404 shares)	$14.53

Maximum offering price per share (100/94.25 of $14.53)	$15.42
Class T: Net Asset Value and redemption price per share ($12,645,634 ÷ 875,407 shares)	$14.45

Maximum offering price per share (100/96.50 of $14.45)	$14.97
Class B: Net Asset Value and offering price per share ($909,243 ÷ 63,248 shares) A	$14.38

Class C: Net Asset Value and offering price per share ($2,757,559 ÷ 191,835 shares) A	$14.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($579,483,221 ÷ 39,224,047 shares)	$14.77

ARedemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006
Investment Income
Dividends		$45,083,725
Interest		97,905
Income from Fidelity Central Funds		2,746,013
Total income		47,927,643

Expenses
Management fee	$15,092,467
Transfer agent fees	1,490,711
Distribution fees	294,002
Accounting and security lending fees	1,078,442
Custodian fees and expenses	131,018
Independent trustees' compensation	13,426
Appreciation in deferred trustee compensation account	8,733
Registration fees	164,821
Audit	73,896
Legal	60,474
Interest	20,522
Miscellaneous	103,695
Total expenses before reductions	18,532,207
Expense reductions	(313,812)	18,218,395
Net investment income (loss)		29,709,248
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $52,564)	273,554,171
Foreign currency transactions	(75,187)
Total net realized gain (loss)		273,478,984
Change in net unrealized appreciation (depreciation) on: Investment securities	16,225,091
Assets and liabilities in foreign currencies	7,523
Total change in net unrealized appreciation (depreciation)		16,232,614
Net gain (loss)		289,711,598
Net increase (decrease) in net assets resulting from operations		$319,420,846

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,709,248	$39,294,530
Net realized gain (loss)	273,478,984	417,400,954
Change in net unrealized appreciation (depreciation)	16,232,614	(6,409,049)
Net increase (decrease) in net assets resulting from operations	319,420,846	450,286,435
Distributions to shareholders from net investment income	(25,013,044)	(41,350,640)
Share transactions - net increase (decrease)	277,444,856	(490,873,071)
Total increase (decrease) in net assets	571,852,658	(81,937,276)

Net Assets
Beginning of period	3,070,206,895	3,152,144,171
End of period (including undistributed net investment income of $23,631,651 and undistributed net investment income of $18,998,999, respectively)	$3,642,059,553	$3,070,206,895

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.51	$11.85	$11.06	$9.31	$11.56
Income from Investment Operations
Net investment income (loss) C	.13	.16 F	.10	.09	.10
Net realized and unrealized gain (loss)	1.29	1.66	.78	1.75	(2.23)
Total from investment operations	1.42	1.82	.88	1.84	(2.13)
Distributions from net investment income	(.11)	(.16)	(.09)	(.09)	(.12)
Net asset value, end of period	$14.82	$13.51	$11.85	$11.06	$9.31
Total Return A, B	10.55%	15.46%	7.96%	19.88%	(18.69)%
Ratios to Average Net Assets D, G
Expenses before reductions	.49%	.49%	.49%	.49%	.48%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.48%
Expenses net of all reductions	.48%	.44%	.47%	.46%	.44%
Net investment income (loss)	.90%	1.27% F	.79%	.85%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$2,915,932	$2,988,758	$3,099,403	$3,144,123	$2,767,484
Portfolio turnover rate E	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CCalculated based on average shares outstanding during the period.

DFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

EAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

FInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .82%.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class A

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$11.62	$10.87	$9.16	$11.40
Income from Investment Operations
Net investment income (loss) D	.06	.08 G	- I	- I	(.01)
Net realized and unrealized gain (loss)	1.28	1.62	.77	1.73	(2.20)
Total from investment operations	1.34	1.70	.77	1.73	(2.21)
Distributions from net investment income	(.05)	(.08)	(.02)	(.02)	(.03)
Net asset value, end of period	$14.53	$13.24	$11.62	$10.87	$9.16
Total Return A, B, C	10.13%	14.68%	7.08%	18.91%	(19.46)%
Ratios to Average Net Assets E, H
Expenses before reductions	.95%	1.09%	1.29%	1.36%	1.36%
Expenses net of fee waivers, if any	.95%	1.08%	1.29%	1.36%	1.36%
Expenses net of all reductions	.94%	1.03%	1.27%	1.32%	1.31%
Net investment income (loss)	.44%	.67% G	-%	(.01)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$130,332	$80,938	$52,741	$31,240	$12,572
Portfolio turnover rate F	66%	130%	52%	71%	93%

ATotal returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

BTotal returns would have been lower had certain expenses not been reduced during the periods shown.

CTotal returns do not include the effect of the sales charges.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GInvestment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .22%.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

IAmount represents less than $.01 per share.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class T

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.24	$12.84
Income from Investment Operations
Net investment income (loss) E	.02	- J
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.29	.40
Distributions from net investment income	(.08)	-
Net asset value, end of period	$14.45	$13.24
Total Return B, C, D	9.75%	3.12%
Ratios to Average Net Assets F, I
Expenses before reductions	1.25%	1.18% A
Expenses net of fee waivers, if any	1.25%	1.18% A
Expenses net of all reductions	1.24%	1.13% A
Net investment income (loss)	.14%	(.04)% A
Supplemental Data
Net assets, end of period (000 omitted)	$12,646	$199
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the sales charges.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

JAmount represents less than $.01 per share.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.27	.40
Total from investment operations	1.21	.38
Distributions from net investment income	(.05)	-
Net asset value, end of period	$14.38	$13.22
Total Return B, C, D	9.19%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82%	1.72% A
Expenses net of fee waivers, if any	1.82%	1.72% A
Expenses net of all reductions	1.81%	1.67% A
Net investment income (loss)	(.42)%	(.59)% A
Supplemental Data
Net assets, end of period (000 omitted)	$909	$106
Portfolio turnover rate G	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$13.22	$12.84
Income from Investment Operations
Net investment income (loss) E	(.06)	(.02)
Net realized and unrealized gain (loss)	1.28	.40
Total from investment operations	1.22	.38
Distributions from net investment income	(.07)	-
Net asset value, end of period	$14.37	$13.22
Total Return B, C, D	9.20%	2.96%
Ratios to Average Net Assets F, I
Expenses before reductions	1.84%	1.69% A
Expenses net of fee waivers, if any	1.84%	1.69% A
Expenses net of all reductions	1.84%	1.64% A
Net investment income (loss)	(.45)%	(.56)% A
Supplemental Data G
Net assets, end of period (000 omitted)	$2,758	$103
Portfolio turnover rate	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

ECalculated based on average shares outstanding during the period.

FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

GAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$13.50	$13.08
Income from Investment Operations
Net investment income (loss) D	.09	.01
Net realized and unrealized gain (loss)	1.29	.41
Total from investment operations	1.38	.42
Distributions from net investment income	(.11)	-
Net asset value, end of period	$14.77	$13.50
Total Return B, C	10.26%	3.21%
Ratios to Average Net Assets E, H
Expenses before reductions	.77%	.69% A
Expenses net of fee waivers, if any	.77%	.69% A
Expenses net of all reductions	.76%	.64% A
Net investment income (loss)	.62%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$579,483	$103
Portfolio turnover rate F	66%	130%

AAnnualized

BTotal returns for periods of less than one year are not annualized.

CTotal returns would have been lower had certain expenses not been reduced during the periods shown.

DCalculated based on average shares outstanding during the period.

EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

FAmount does not include the portfolio activity of any underlying Fidelity Central Funds.

GFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Fidelity Advisor Diversified Stock Fund (the Fund)(formerly Destiny I) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans I: O and Destiny Plans I: N.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$327,702,181
Unrealized depreciation	(165,053,090)
Net unrealized appreciation (depreciation)	162,649,091
Undistributed ordinary income	23,739,009
Capital loss carryforward	(647,907,307)

Cost for federal income tax purposes	$3,538,430,604

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$25,013,044	$ 41,350,640

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,532,685,050 and $2,265,848,609, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .44% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$258,686	$12,663
Class T	.25%	.25%	22,248	1,936
Class B	.75%	.25%	3,574	2,950
Class C	.75%	.25%	9,494	4,898
			$294,002	$22,447

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$26,174
Class T	4,948
Class B *	659
Class C *	28
$31,809

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), and affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$289,745.01
Class A	227,803.22
Class T	11,969.27
Class B	1,217.34
Class C	3,501.37
Institutional Class	956,476.29
	$1,490,711

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund, is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,778 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$14,366,600	5.14%	$20,522

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $9,529 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could

Annual Report

6. Security Lending - continued

experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,135,052.

7. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the Fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

Reimbursement from adviser
Class O	$42,314
Class A	1,766
$44,080

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $269,557 for the period. In addition, through arrangements with the each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class O	$128
Class A	47
$175

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholders accounts for purposes of its own remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$24,229,472	$40,955,963
Class A	321,631	394,677
Class T	1,411	-
Class B	610	-
Class C	1,082	-
Institutional Class	458,838	-
Total	$25,013,044	$41,350,640

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005 A
Class O
Shares sold	5,789,224	5,206,566	$84,710,510	$65,570,236
Reinvestment of distributions	1,401,691	2,742,268	20,198,400	34,388,033
Shares redeemed	(31,715,161)	(48,261,972)	(457,755,224)	(610,764,881)
Net increase (decrease)	(24,524,246)	(40,313,138)	$(352,846,314)	$(510,806,612)
Class A
Shares sold	3,470,852	1,996,836	$49,284,464	$24,737,006
Reinvestment of distributions	20,568	30,337	291,651	374,662
Shares redeemed	(630,247)	(456,304)	(8,920,811)	(5,677,227)
Net increase (decrease)	2,861,173	1,570,869	$40,655,304	$19,434,441
Class T
Shares sold	906,681	15,069	$12,885,472	$196,319
Reinvestment of distributions	100	-	1,411	-
Shares redeemed	(46,443)	-	(658,325)	-
Net increase (decrease)	860,338	15,069	$12,228,558	$196,319
Class B
Shares sold	66,438	8,001	$936,863	$102,781
Reinvestment of distributions	43	-	610	-
Shares redeemed	(11,234)	-	(156,453)	-
Net increase (decrease)	55,247	8,001	$781,020	$102,781
Class C
Shares sold	203,408	7,788	$2,869,624	$100,000
Reinvestment of distributions	44	-	624	-
Shares redeemed	(19,405)	-	(268,904)	-
Net increase (decrease)	184,047	7,788	$2,601,344	$100,000
Institutional Class
Shares sold	47,475,937	7,645	$693,596,234	$100,000
Reinvestment of distributions	31,810	-	458,064	-
Shares redeemed	(8,291,345)	-	(120,029,354)	-
Net increase (decrease)	39,216,402	7,645	$574,024,944	$100,000

A Share transactions for Class T, B, C, and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Fidelity Advisor Diversified Stock Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Diversified Stock Fund (the Fund) (formerly Destiny I), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Diversified Stock Fund as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of Advisor Diversified Stock Fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock Fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of Advisor Diversified Stock Fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

James Morrow (34)

Year of Election or Appointment: 2006

Vice President of Advisor Diversified Stock Fund. Mr. Morrow also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Morrow worked as a research analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Advisor Diversified Stock Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Advisor Diversified Stock Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Advisor Diversified Stock Fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Advisor Diversified Stock Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Advisor Diversified Stock Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Diversified Stock Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Diversified Stock Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Advisor Diversified Stock Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Advisor Diversified Stock Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

Corporate Qualifying Note:

Class A designates 100% of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Advisor Diversified Stock Fund (formerly known as Destiny I)

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Advisor Diversified Stock Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the first quartile for the one-year period, the third quartile for the three-year period, and the second quartile for the five-year period. The Board also stated that the relative investment performance of Class O of the fund compared favorably to its benchmark for the one- and three-year periods, although the fund's five-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Advisor Diversified Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIN-UANN-1106
1.837886.100

Fidelity Advisor

Destiny II Fund

Class A, Class T, Class B and Class C

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Destiny® II

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by
Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge) A	4.44%	4.38%	6.79%
Class T (incl. 3.50% sales charge) B	6.45%	4.78%	7.23%
Class B (incl. contingent deferred sales charge) C	4.74%	5.06%	7.54%
Class C (incl. contingent deferred sales charge) D	8.89%	5.41%	7.55%

AClass A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares (effective July 12, 2005, Class N was renamed Class A) took place on April 30, 1999. Returns prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

BClass T shares bear a 0.50% 12b-1 fee. The initial offering of Class T shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class T returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class T's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower.

CClass B shares bear a 1.00% 12b-1 fee. The initial offering of Class B shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class B returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class B's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class B shares' contingent deferred sales charge included in the past 1 year, past five years, and past 10 years total return figures are 5%, 2%, and 0%, respectively.

DClass C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on July 12, 2005. Returns between April 30, 1999 and July 12, 2005 are those of Class A (effective July 12, 2005, Class N was renamed Class A), and reflect a 0.25% 12b-1 fee. Class C returns prior to April 30, 1999 are those of Class O, which has no 12b-1 fee. If Class C's 12b-1 fee had been reflected, returns prior to July 12, 2005 would have been lower. Class C shares' contingent deferred sales charge included in the past 1 year, past five years, and past 10 years total return figures are 1%, 0%, and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Destiny II: Class A on September 30, 1996, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Class A took place on April 30, 1999. See above for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity Advisor Destiny II

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

During the past year, the fund's Class A, Class T, Class B and Class C shares returned 10.81%, 10.31%, 9.74% and 9.89%, respectively (excluding sales charges), versus the 10.79% gain of the S&P 500®. A large overweighting in technology late in the period, along with good stock selection there for the year overall, boosted performance versus the index. Underweighting energy also helped, along with stock picking in consumer staples and consumer discretionary. Ciena, the fund's top contributor, was aided by increased spending by telecommunication services providers on their fiber-optic networks. Finisar, a maker of optical components, also benefited from this trend, and I sold the stock to lock in profits. In health care, HMO Humana helped the fund's results, along with Swiss pharmaceutical stock Roche Holding. Underweighting weak performing semiconductor maker Intel helped as well. Conversely, my picks in financials, along with underweighting the sector, hurt the fund's results. An overweighting and weak stock selection in health care equipment and services further detracted, as did my choices in telecom services. Among the disappointments was HMO UnitedHealth Group, which struggled due to its involvement in the options backdating scandal. Also weighing on the fund's performance was SLM Corp., a provider of student loans. Auto parts maker Delphi - which declared bankruptcy - hurt performance early in the period. Wireless services company Sprint Nextel encountered unexpected post-merger integration challenges. Lastly, owning video game software maker Activision proved unrewarding. Delphi and Activision were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, on purchase of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$1,013.30	$3.08
Hypothetical A	$1,000.00	$1,022.01	$3.09
Class A
Actual	$1,000.00	$1,011.20	$5.34
HypotheticalA	$1,000.00	$1,019.75	$5.37
Class T
Actual	$1,000.00	$1,008.80	$7.40
HypotheticalA	$1,000.00	$1,017.70	$7.44
Class B
Actual	$1,000.00	$1,006.40	$9.96
HypotheticalA	$1,000.00	$1,015.14	$10.00
Class C
Actual	$1,000.00	$1,007.20	$9.56
HypotheticalA	$1,000.00	$1,015.54	$9.60
Institutional Class
Actual	$1,000.00	$1,012.60	$3.94
HypotheticalA	$1,000.00	$1,021.16	$3.95

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.47%
Class B	1.98%
Class C	1.90%
Institutional Class	.78%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
Microsoft Corp.	American International Group, Inc.
General Electric Co.	General Electric Co.
American International Group, Inc.	Johnson & Johnson
Johnson & Johnson	Microsoft Corp.
SLM Corp.	Altria Group, Inc.
Wyeth	SLM Corp.
Honeywell International, Inc.	Ciena Corp.
Roche Holding AG (participation certificate)	Wyeth
Verizon Communications, Inc.	UnitedHealth Group, Inc.
Ciena Corp.	Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Information Technology	30.1	Health Care	25.3
Health Care	18.5	Information Technology	16.7
Financials	15.7	Financials	15.7
Industrials	10.7	Industrials	11.8
Telecommunication Services	6.1	Consumer Staples	9.1
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks93.8%		Stocks92.1%
	Convertible Securities0.4%		Convertible Securities0.4%
	Short-Term Investments and Net Other Assets5.8%		Short-Term Investments and Net Other Assets7.5%
*Foreign investments	12.6%	**Foreign investments	11.7%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	972,800	$40,371,200
Household Durables - 0.3%
Koninklijke Philips Electronics NV (NY Shares)	370,400	12,967,704
La-Z-Boy, Inc.	96,300	1,344,348
		14,312,052
Internet & Catalog Retail - 0.1%
Shutterfly, Inc. (a)	185,200	2,879,860
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	277,800	6,319,950
Media - 3.3%
CKX, Inc. (a)	18,050	224,723
DreamWorks Animation SKG, Inc. Class A (a)	2,382,100	59,338,111
McGraw-Hill Companies, Inc.	654,000	37,951,620
NTL, Inc.	1,064,787	27,077,533
Viacom, Inc. Class B (non-vtg.) (a)	1,437,800	53,457,404
		178,049,391
Specialty Retail - 1.1%
Best Buy Co., Inc.	63,200	3,384,992
Gamestop Corp. Class B (a)	715,600	31,994,476
Staples, Inc.	830,850	20,214,581
The Game Group PLC	3,935,230	6,500,984
		62,095,033
TOTAL CONSUMER DISCRETIONARY		304,027,486
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
CVS Corp.	227,909	7,320,437
Wal-Mart Stores, Inc.	578,800	28,546,416
		35,866,853
Food Products - 1.8%
Nestle SA:
(Reg.)	132,018	46,036,830
sponsored ADR	600,700	52,681,390
		98,718,220
Tobacco - 1.6%
Altria Group, Inc.	1,111,000	85,047,050
TOTAL CONSUMER STAPLES		219,632,123
ENERGY - 2.5%
Energy Equipment & Services - 1.3%
GlobalSantaFe Corp.	287,100	14,352,129
Schlumberger Ltd. (NY Shares)	884,400	54,859,332
		69,211,461

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	970,200	$65,100,420
Ultra Petroleum Corp. (a)	4,400	211,684
		65,312,104
TOTAL ENERGY		134,523,565
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	981,624
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	38,869	1,083,668
Consumer Finance - 3.3%
SLM Corp.	3,472,818	180,517,080
Diversified Financial Services - 2.4%
Bank of America Corp.	1,944,200	104,150,794
JPMorgan Chase & Co.	509,300	23,916,728
		128,067,522
Insurance - 10.0%
ACE Ltd.	1,396,798	76,446,755
AFLAC, Inc.	761,820	34,860,883
American International Group, Inc.	4,400,831	291,599,062
Aspen Insurance Holdings Ltd.	136,500	3,525,795
Berkshire Hathaway, Inc. Class A (a)	600	57,480,000
IPC Holdings Ltd.	461,900	14,050,998
Montpelier Re Holdings Ltd.	1,673,300	32,445,287
Platinum Underwriters Holdings Ltd.	140,400	4,328,532
The St. Paul Travelers Companies, Inc.	509,800	23,904,522
		538,641,834
TOTAL FINANCIALS		849,291,728
HEALTH CARE - 18.5%
Biotechnology - 2.3%
Amgen, Inc. (a)	9,300	665,229
Biogen Idec, Inc. (a)	858,300	38,348,844
Gilead Sciences, Inc. (a)	873,200	59,988,840
MedImmune, Inc. (a)	810,200	23,665,942
		122,668,855
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	580,075	22,941,966
C.R. Bard, Inc.	356,100	26,707,500
Inverness Medical Innovations, Inc. (a)	173,500	6,030,860
		55,680,326
Health Care Providers & Services - 2.3%
Aetna, Inc.	84,600	3,345,930
HCA, Inc.	416,800	20,794,152
Humana, Inc. (a)	509,700	33,686,073
UnitedHealth Group, Inc.	1,305,680	64,239,456
		122,065,611
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	1,249,429	$54,237,713
Pharmaceuticals - 11.9%
Allergan, Inc.	360,899	40,640,836
Cipla Ltd.	4,071,050	23,338,078
Endo Pharmaceuticals Holdings, Inc. (a)	624,111	20,314,813
Johnson & Johnson	3,705,600	240,641,664
Novartis AG sponsored ADR	622,900	36,402,276
Pfizer, Inc.	1,714,500	48,623,220
Roche Holding AG (participation certificate)	634,360	109,692,579
Teva Pharmaceutical Industries Ltd. sponsored ADR	229,997	7,840,598
Wyeth	2,270,800	115,447,472
		642,941,536
TOTAL HEALTH CARE		997,594,041
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.1%
General Dynamics Corp.	951,000	68,158,170
Honeywell International, Inc.	2,684,500	109,796,050
Raytheon Co.	904,400	43,420,244
		221,374,464
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,442,090
Jacobs Engineering Group, Inc. (a)	185,100	13,832,523
		16,274,613
Industrial Conglomerates - 6.3%
General Electric Co.	9,707,530	342,675,809
TOTAL INDUSTRIALS		580,324,886
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 6.0%
Alcatel SA sponsored ADR (d)	2,363,900	28,792,302
Ciena Corp. (a)	3,893,115	106,087,384
Cisco Systems, Inc. (a)	1,296,300	29,814,900
Corning, Inc. (a)	3,493,587	85,278,459
Harris Corp.	1,436,400	63,905,436
NMS Communications Corp. (a)(e)	4,448,489	12,878,376
		326,756,857
Computers & Peripherals - 2.4%
EMC Corp. (a)	7,821,900	93,706,362
NCR Corp. (a)	925,100	36,522,948
		130,229,310

	Shares	Value (Note 1)
Internet Software & Services - 1.1%
eBay, Inc. (a)	1,662,197	$47,139,907
Google, Inc. Class A (sub. vtg.) (a)	27,777	11,163,576
		58,303,483
IT Services - 0.2%
Infosys Technologies Ltd.	324,074	13,090,707
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	3,701,200	65,622,276
Applied Micro Circuits Corp. (a)	3,231,219	9,338,223
ARM Holdings PLC sponsored ADR	89,900	589,744
ASML Holding NV (NY Shares) (a)	299,500	6,972,360
Broadcom Corp. Class A (a)	160,200	4,860,468
Brooks Automation, Inc. (a)	1,021,200	13,326,660
Credence Systems Corp. (a)	1,388,800	3,958,080
Cymer, Inc. (a)	421,300	18,499,283
Exar Corp. (a)	926,804	12,317,225
Freescale Semiconductor, Inc. Class A (a)	648,200	24,664,010
Infineon Technologies AG sponsored ADR (a)	925,900	10,953,397
Integrated Device Technology, Inc. (a)	2,313,899	37,161,218
Intel Corp.	4,167,700	85,729,589
Linear Technology Corp.	1,875,700	58,371,784
LTX Corp. (a)	1,372,968	6,878,570
Maxim Integrated Products, Inc.	925,600	25,981,592
Microchip Technology, Inc.	162,000	5,252,040
Micron Technology, Inc. (a)	3,055,500	53,165,700
Photronics, Inc. (a)	649,673	9,179,879
PMC-Sierra, Inc. (a)	4,702,596	27,933,420
Qimonda AG Sponsored ADR	1,360,250	23,124,250
Silicon Laboratories, Inc. (a)	668,500	20,736,870
SiRF Technology Holdings, Inc. (a)(d)	118,700	2,847,613
Teradyne, Inc. (a)	858,400	11,296,544
Tokyo Electron Ltd.	416,700	30,790,900
Xilinx, Inc.	461,796	10,136,422
		579,688,117
Software - 9.3%
Electronic Arts, Inc. (a)	459,046	25,559,681
Microsoft Corp.	13,150,446	359,401,687
NAVTEQ Corp. (a)	45,400	1,185,394
NDS Group PLC sponsored ADR (a)	183,500	8,061,155
Nintendo Co. Ltd.	303,100	62,444,062
THQ, Inc. (a)	1,481,294	43,209,346
		499,861,325
TOTAL INFORMATION TECHNOLOGY		1,607,929,799
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	1,644,400	53,541,664
BellSouth Corp.	648,100	27,706,275
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	1,695,900	$14,788,248
Verizon Communications, Inc.	2,871,300	106,611,369
		202,647,556
Wireless Telecommunication Services - 2.4%
ALLTEL Corp.	245,400	13,619,700
American Tower Corp. Class A (a)	2,084,102	76,069,723
Sprint Nextel Corp.	2,318,400	39,760,560
		129,449,983
TOTAL TELECOMMUNICATION SERVICES		332,097,539
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	601,900	36,439,026
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	162,000	10,128,240
TOTAL UTILITIES		46,567,266
TOTAL COMMON STOCKS (Cost $4,506,409,245)		5,071,988,433
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$22,990,000	22,185,350
TOTAL CONVERTIBLE BONDS (Cost $22,093,309)		22,185,350
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	424,539,725	$424,539,725
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	11,466,750	11,466,750
TOTAL MONEY MARKET FUNDS (Cost $436,006,475)		436,006,475
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,966,294,874)		5,530,180,261
NET OTHER ASSETS - (2.3)%		(122,357,399)
NET ASSETS - 100%		$5,407,822,862
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$405,050
GeneProt, Inc. Series A	7/7/00	$1,380,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$16,392,962
Fidelity Securities Lending Cash Central Fund	875,544
Total	$17,268,506
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$103,046,328	$14,654,822	$68,389,638	$-	$-
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	34,551,505	101,231,639	-	-
NMS Communications Corp.	7,041,729	8,541,922	-	-	12,878,376
Total	$195,461,444	$57,748,249	$240,395,770	$-	$12,878,376
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Switzerland	4.5%
Japan	1.8%
Cayman Islands	1.7%
Bermuda	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.5%
100.0%

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $11,209,326) - See accompanying schedule: Unaffiliated issuers (cost $4,516,201,372)	$5,081,295,410
Fidelity Central Funds (cost $436,006,475)	436,006,475
Other affiliated issuers (cost $14,087,027)	12,878,376
Total Investments (cost $4,966,294,874)		$5,530,180,261
Receivable for investments sold		41,054,371
Receivable for fund shares sold		173,715
Dividends receivable		5,082,167
Interest receivable		1,747,588
Prepaid expenses		2,679
Other receivables		209,879
Total assets		5,578,450,660

Liabilities
Payable to custodian bank	$3
Payable for investments purchased	151,226,574
Payable for fund shares redeemed	2,901,914
Accrued management fee	2,530,580
Distribution fees payable	77,272
Other affiliated payables	361,354
Other payables and accrued expenses	2,063,351
Collateral on securities loaned, at value	11,466,750
Total liabilities		170,627,798

Net Assets		$5,407,822,862
Net Assets consist of:
Paid in capital		$4,547,279,436
Undistributed net investment income		49,545,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		249,112,385
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		561,885,426
Net Assets		$5,407,822,862

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value, offering price and redemption price per share ($5,034,750,653 ÷ 389,934,083 shares)	$12.91

Class A: Net Asset Value and redemption price per share ($372,010,367 ÷ 29,438,970 shares)	$12.64

Maximum offering price per share (100/94.25 of $12.64)	$13.41
Class T: Net Asset Value and redemption price per share ($434,010 ÷ 34,520 shares)	$12.57

Maximum offering price per share (100/96.50 of $12.57)	$13.03
Class B: Net Asset Value and offering price per share ($284,417 ÷ 22,730 shares)A	$12.51

Class C: Net Asset Value and offering price per share ($229,136 ÷ 18,286 shares)A	$12.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,279 ÷ 8,861 shares)	$12.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006

Investment Income
Dividends		$71,303,615
Interest		1,557,822
Income from Fidelity Central Funds		17,268,506
Total income		90,129,943

Expenses
Management fee	$30,095,288
Transfer agent fees	897,532
Distribution fees	835,706
Accounting and security lending fees	1,216,638
Custodian fees and expenses	326,330
Independent trustees' compensation	20,949
Appreciation in deferred trustee compensation account	7,031
Registration fees	61,521
Audit	86,236
Legal	91,542
Interest	941
Miscellaneous	260,064
Total expenses before reductions	33,899,778
Expense reductions	(2,173,956)	31,725,822
Net investment income (loss)		58,404,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $31,268)	225,990,961
Other affiliated issuers	45,027,816
Foreign currency transactions	882,232
Total net realized gain (loss)		271,901,009
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,152,978)	235,819,791
Assets and liabilities in foreign currencies	(16,615)
Total change in net unrealized appreciation (depreciation)		235,803,176
Net gain (loss)		507,704,185
Net increase (decrease) in net assets resulting from operations		$566,108,306

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,404,121	$86,867,132
Net realized gain (loss)	271,901,009	291,018,936
Change in net unrealized appreciation (depreciation)	235,803,176	94,894,260
Net increase (decrease) in net assets resulting from operations	566,108,306	472,780,328
Distributions to shareholders from net investment income	(53,677,847)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,683)	(76,323,539)
Share transactions - net increase (decrease)	(281,347,752)	(351,020,942)
Total increase (decrease) in net assets	148,004,871	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $49,545,615 and undistributed net investment income of $48,576,995, respectively)	$5,407,822,862	$5,259,817,991

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.03	$10.02	$8.40	$10.14
Income from Investment Operations
Net investment income (loss) C	.14	.19 F	.12	.08	.09
Net realized and unrealized gain (loss)	1.18	.86	.97	1.63	(1.73)
Total from investment operations	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$12.91	$11.91	$11.03	$10.02	$8.40
Total Return A ,B	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	1.13%	1.68%F	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,034,751	$4,965,789	$4,998,159	$4,633,668	$3,811,815
Portfolio turnover rate E	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Calculated based on average shares outstanding during the period. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class A

Years ended September 30,	2006	2005J	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$10.80	$9.81	$8.25	$9.97
Income from Investment Operations
Net investment income (loss) D	.08	.13 G	.04	- I	- I
Net realized and unrealized gain (loss)	1.16	.83	.96	1.59	(1.70)
Total from investment operations	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$12.64	$11.66	$10.80	$9.81	$8.25
Total Return A, B, C	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.68%	1.14%G	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$372,010	$293,602	$216,223	$137,691	$65,844
Portfolio turnover rate F	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. BTotal returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

Year ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$11.34
Income from Investment Operations
Net investment income (loss) E	.04	.01
Net realized and unrealized gain (loss)	1.14	.31
Total from investment operations	1.18	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$12.57	$11.66
Total Return B, C, D	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.33% A
Expenses net of fee waivers, if any	1.43%	1.33%A
Expenses net of all reductions	1.39%	1.21%A
Net investment income (loss)	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$434	$103
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.12	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.51	$11.64
Total Return B, C, D	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95%	1.85%A
Expenses net of fee waivers, if any	1.95%	1.85% A
Expenses net of all reductions	1.91%	1.74%A
Net investment income (loss)	(.21)%	(.32)%A
Supplemental Data
Net assets, end of period (000 omitted)	$284	$118
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.14	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.53	$11.64
Total Return B, C, D	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%	1.82% A
Expenses net of fee waivers, if any	1.86%	1.82%A
Expenses net of all reductions	1.82%	1.71%A
Net investment income (loss)	(.12)%	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$229	$103
Portfolio turnover rateG	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.57
Income from Investment Operations
Net investment income (loss) D	.12	.02
Net realized and unrealized gain (loss)	1.17	.32
Total from investment operations	1.29	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$12.90	$11.91
Total Return B, C	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%	.83%A
Expenses net of fee waivers, if any	.78%	.83%A
Expenses net of all reductions	.74%	.71%A
Net investment income (loss)	.96%	.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$114	$103
Portfolio turnover rate F	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Destiny II (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

On November 16, 2006, the Board of Trustees approved a change in the name of Destiny II to Fidelity Advisor Capital Development Fund effective January 29, 2007.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$590,104,066
Unrealized depreciation	(51,086,363)
Net unrealized appreciation (depreciation)	539,017,703
Undistributed ordinary income	184,121,754
Undistributed long-term capital gain	119,569,882

Cost for federal income tax purposes	$4,991,162,558

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$53,677,847	$ 76,323,539
Long-term Capital Gains	83,077,836	0
Total	$136,755,683	$ 76,323,539

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,199,023,617 and $9,514,942,640, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$831,636	$30,667
Class T	.25%	.25%	954	424
Class B	.75%	.25%	1,709	1,549
Class C	.75%	.25%	1,407	1,368
			$835,706	$34,008

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,140
Class T	416
Class B*	7
Class C*	-
$2,563

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$206,020.00%
Class A	689,747.21
Class T	621.32
Class B	594.35
Class C	362.26
Institutional Class	188.17
	$897,532

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $151,529 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15,267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $875,544.

Annual Report

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,537,000. The weighted average interest rate was 5.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

	Reimbursement from adviser	|
Class O	27,095
Class A	1,955
	$29,050

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,139,212 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,003. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class O	$1,691

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$51,786,409	$74,292,069
Class A	1,888,604	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$53,677,847	$76,323,539
From net realized gain
Class O	$78,085,736	$-
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$83,077,836	$-

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005A
Class O
Shares sold	21,570,310	24,435,956	$264,820,798	$277,483,378
Reinvestment of distributions	10,290,012	5,981,021	123,685,398	69,670,688
Shares redeemed	(58,861,494)	(66,463,101)	(721,523,302)	(756,086,897)
Net increase (decrease)	(27,001,172)	(36,046,124)	$(333,017,106)	$(408,932,831)
Class A
Shares sold	6,389,797	7,215,759	$76,767,777	$80,409,418
Reinvestment of distributions	570,507	168,925	6,737,690	1,935,076
Shares redeemed	(2,695,665)	(2,227,995)	(32,418,260)	(24,847,672)
Net increase (decrease)	4,264,639	5,156,689	$51,087,207	$57,496,822
Class T
Shares sold	25,581	8,818	$310,180	$100,000
Reinvestment of distributions	205	-	2,416	-
Shares redeemed	(84)	-	(1,057)	-
Net increase (decrease)	25,702	8,818	$311,539	$100,000
Class B
Shares sold	12,494	10,123	$151,306	$115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(112)	-	(1,355)	-
Net increase (decrease)	12,607	10,123	$152,603	$115,009
Class C
Shares sold	10,424	8,823	$127,563	$100,058
Reinvestment of distributions	185	-	2,178	-
Shares redeemed	(1,146)	-	(14,355)	-
Net increase (decrease)	9,463	8,823	$115,386	$100,058
Institutional Class
Shares sold	-	8,643	$-	$100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$2,619	$100,000

AShare transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Adam Hetnarski (42)

Year of Election or Appointment: 2000

Vice President of the fund. Mr. Hetnarski also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski worked as a research analyst and portfolio manager. Mr. Hetnarski also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2006, $122,446,499, or subsequently determined to be different, the net capital gain of such year.

Class A, Class T, Class B and Class C, designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A, Class T, Class B and Class C, designate 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Destiny II

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Class O of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Destiny II

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESII-UANN-1106
1.814755.101

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny II - Class O

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Destiny

Annual Report

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund and the Plan have done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class O	11.25%	6.36%	8.26%
$50/month 15-Year Plan A	-46.82%	2.52%	6.85%

AThe figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect custodian fees and sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan, and 5.7% on each subsequent investment thereafter, and a Custodian Fee of up to $1.50 per investment. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class O on September 30, 1996. The chart shows how the value of an investment in the fund would have changed, and also shows how the S&P® 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Destiny® II

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

During the past year, the fund's Class O shares returned 11.25% (excluding sales charges), edging the S&P 500®. A large overweighting in technology late in the period, along with good stock selection there for the year overall, boosted performance versus the index. Underweighting energy also helped, along with stock picking in consumer staples and consumer discretionary. Ciena, the fund's top contributor, was aided by increased spending by telecommunication services providers on their fiber-optic networks. Finisar, a maker of optical components, also benefited from this trend, and I sold the stock to lock in profits. In health care, HMO Humana helped the fund's results, along with Swiss pharmaceutical stock Roche Holding. Underweighting weak performing semiconductor maker Intel helped as well. Conversely, my picks in financials, along with underweighting the sector, hurt the fund's results. An overweighting and weak stock selection in health care equipment and services further detracted, as did my choices in telecom services. Among the disappointments was HMO UnitedHealth Group, which struggled due to its involvement in the options backdating scandal. Also weighing on the fund's performance was SLM Corp., a provider of student loans. Auto parts maker Delphi - which declared bankruptcy - hurt performance early in the period. Wireless services company Sprint Nextel encountered unexpected post-merger integration challenges. Lastly, owning video game software maker Activision proved unrewarding. Delphi and Activision were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, on purchase of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$1,013.30	$3.08
Hypothetical A	$1,000.00	$1,022.01	$3.09
Class A
Actual	$1,000.00	$1,011.20	$5.34
HypotheticalA	$1,000.00	$1,019.75	$5.37
Class T
Actual	$1,000.00	$1,008.80	$7.40
HypotheticalA	$1,000.00	$1,017.70	$7.44
Class B
Actual	$1,000.00	$1,006.40	$9.96
HypotheticalA	$1,000.00	$1,015.14	$10.00
Class C
Actual	$1,000.00	$1,007.20	$9.56
HypotheticalA	$1,000.00	$1,015.54	$9.60
Institutional Class
Actual	$1,000.00	$1,012.60	$3.94
HypotheticalA	$1,000.00	$1,021.16	$3.95

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.47%
Class B	1.98%
Class C	1.90%
Institutional Class	.78%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
Microsoft Corp.	American International Group, Inc.
General Electric Co.	General Electric Co.
American International Group, Inc.	Johnson & Johnson
Johnson & Johnson	Microsoft Corp.
SLM Corp.	Altria Group, Inc.
Wyeth	SLM Corp.
Honeywell International, Inc.	Ciena Corp.
Roche Holding AG (participation certificate)	Wyeth
Verizon Communications, Inc.	UnitedHealth Group, Inc.
Ciena Corp.	Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Information Technology	30.1	Health Care	25.3
Health Care	18.5	Information Technology	16.7
Financials	15.7	Financials	15.7
Industrials	10.7	Industrials	11.8
Telecommunication Services	6.1	Consumer Staples	9.1
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks93.8%		Stocks92.1%
	Convertible Securities0.4%		Convertible Securities0.4%
	Short-Term Investments and Net Other Assets5.8%		Short-Term Investments and Net Other Assets7.5%
*Foreign investments	12.6%	**Foreign investments	11.7%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	972,800	$40,371,200
Household Durables - 0.3%
Koninklijke Philips Electronics NV (NY Shares)	370,400	12,967,704
La-Z-Boy, Inc.	96,300	1,344,348
		14,312,052
Internet & Catalog Retail - 0.1%
Shutterfly, Inc. (a)	185,200	2,879,860
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	277,800	6,319,950
Media - 3.3%
CKX, Inc. (a)	18,050	224,723
DreamWorks Animation SKG, Inc. Class A (a)	2,382,100	59,338,111
McGraw-Hill Companies, Inc.	654,000	37,951,620
NTL, Inc.	1,064,787	27,077,533
Viacom, Inc. Class B (non-vtg.) (a)	1,437,800	53,457,404
		178,049,391
Specialty Retail - 1.1%
Best Buy Co., Inc.	63,200	3,384,992
Gamestop Corp. Class B (a)	715,600	31,994,476
Staples, Inc.	830,850	20,214,581
The Game Group PLC	3,935,230	6,500,984
		62,095,033
TOTAL CONSUMER DISCRETIONARY		304,027,486
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
CVS Corp.	227,909	7,320,437
Wal-Mart Stores, Inc.	578,800	28,546,416
		35,866,853
Food Products - 1.8%
Nestle SA:
(Reg.)	132,018	46,036,830
sponsored ADR	600,700	52,681,390
		98,718,220
Tobacco - 1.6%
Altria Group, Inc.	1,111,000	85,047,050
TOTAL CONSUMER STAPLES		219,632,123
ENERGY - 2.5%
Energy Equipment & Services - 1.3%
GlobalSantaFe Corp.	287,100	14,352,129
Schlumberger Ltd. (NY Shares)	884,400	54,859,332
		69,211,461

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	970,200	$65,100,420
Ultra Petroleum Corp. (a)	4,400	211,684
		65,312,104
TOTAL ENERGY		134,523,565
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	981,624
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	38,869	1,083,668
Consumer Finance - 3.3%
SLM Corp.	3,472,818	180,517,080
Diversified Financial Services - 2.4%
Bank of America Corp.	1,944,200	104,150,794
JPMorgan Chase & Co.	509,300	23,916,728
		128,067,522
Insurance - 10.0%
ACE Ltd.	1,396,798	76,446,755
AFLAC, Inc.	761,820	34,860,883
American International Group, Inc.	4,400,831	291,599,062
Aspen Insurance Holdings Ltd.	136,500	3,525,795
Berkshire Hathaway, Inc. Class A (a)	600	57,480,000
IPC Holdings Ltd.	461,900	14,050,998
Montpelier Re Holdings Ltd.	1,673,300	32,445,287
Platinum Underwriters Holdings Ltd.	140,400	4,328,532
The St. Paul Travelers Companies, Inc.	509,800	23,904,522
		538,641,834
TOTAL FINANCIALS		849,291,728
HEALTH CARE - 18.5%
Biotechnology - 2.3%
Amgen, Inc. (a)	9,300	665,229
Biogen Idec, Inc. (a)	858,300	38,348,844
Gilead Sciences, Inc. (a)	873,200	59,988,840
MedImmune, Inc. (a)	810,200	23,665,942
		122,668,855
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	580,075	22,941,966
C.R. Bard, Inc.	356,100	26,707,500
Inverness Medical Innovations, Inc. (a)	173,500	6,030,860
		55,680,326
Health Care Providers & Services - 2.3%
Aetna, Inc.	84,600	3,345,930
HCA, Inc.	416,800	20,794,152
Humana, Inc. (a)	509,700	33,686,073
UnitedHealth Group, Inc.	1,305,680	64,239,456
		122,065,611
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	1,249,429	$54,237,713
Pharmaceuticals - 11.9%
Allergan, Inc.	360,899	40,640,836
Cipla Ltd.	4,071,050	23,338,078
Endo Pharmaceuticals Holdings, Inc. (a)	624,111	20,314,813
Johnson & Johnson	3,705,600	240,641,664
Novartis AG sponsored ADR	622,900	36,402,276
Pfizer, Inc.	1,714,500	48,623,220
Roche Holding AG (participation certificate)	634,360	109,692,579
Teva Pharmaceutical Industries Ltd. sponsored ADR	229,997	7,840,598
Wyeth	2,270,800	115,447,472
		642,941,536
TOTAL HEALTH CARE		997,594,041
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.1%
General Dynamics Corp.	951,000	68,158,170
Honeywell International, Inc.	2,684,500	109,796,050
Raytheon Co.	904,400	43,420,244
		221,374,464
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,442,090
Jacobs Engineering Group, Inc. (a)	185,100	13,832,523
		16,274,613
Industrial Conglomerates - 6.3%
General Electric Co.	9,707,530	342,675,809
TOTAL INDUSTRIALS		580,324,886
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 6.0%
Alcatel SA sponsored ADR (d)	2,363,900	28,792,302
Ciena Corp. (a)	3,893,115	106,087,384
Cisco Systems, Inc. (a)	1,296,300	29,814,900
Corning, Inc. (a)	3,493,587	85,278,459
Harris Corp.	1,436,400	63,905,436
NMS Communications Corp. (a)(e)	4,448,489	12,878,376
		326,756,857
Computers & Peripherals - 2.4%
EMC Corp. (a)	7,821,900	93,706,362
NCR Corp. (a)	925,100	36,522,948
		130,229,310

	Shares	Value (Note 1)
Internet Software & Services - 1.1%
eBay, Inc. (a)	1,662,197	$47,139,907
Google, Inc. Class A (sub. vtg.) (a)	27,777	11,163,576
		58,303,483
IT Services - 0.2%
Infosys Technologies Ltd.	324,074	13,090,707
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	3,701,200	65,622,276
Applied Micro Circuits Corp. (a)	3,231,219	9,338,223
ARM Holdings PLC sponsored ADR	89,900	589,744
ASML Holding NV (NY Shares) (a)	299,500	6,972,360
Broadcom Corp. Class A (a)	160,200	4,860,468
Brooks Automation, Inc. (a)	1,021,200	13,326,660
Credence Systems Corp. (a)	1,388,800	3,958,080
Cymer, Inc. (a)	421,300	18,499,283
Exar Corp. (a)	926,804	12,317,225
Freescale Semiconductor, Inc. Class A (a)	648,200	24,664,010
Infineon Technologies AG sponsored ADR (a)	925,900	10,953,397
Integrated Device Technology, Inc. (a)	2,313,899	37,161,218
Intel Corp.	4,167,700	85,729,589
Linear Technology Corp.	1,875,700	58,371,784
LTX Corp. (a)	1,372,968	6,878,570
Maxim Integrated Products, Inc.	925,600	25,981,592
Microchip Technology, Inc.	162,000	5,252,040
Micron Technology, Inc. (a)	3,055,500	53,165,700
Photronics, Inc. (a)	649,673	9,179,879
PMC-Sierra, Inc. (a)	4,702,596	27,933,420
Qimonda AG Sponsored ADR	1,360,250	23,124,250
Silicon Laboratories, Inc. (a)	668,500	20,736,870
SiRF Technology Holdings, Inc. (a)(d)	118,700	2,847,613
Teradyne, Inc. (a)	858,400	11,296,544
Tokyo Electron Ltd.	416,700	30,790,900
Xilinx, Inc.	461,796	10,136,422
		579,688,117
Software - 9.3%
Electronic Arts, Inc. (a)	459,046	25,559,681
Microsoft Corp.	13,150,446	359,401,687
NAVTEQ Corp. (a)	45,400	1,185,394
NDS Group PLC sponsored ADR (a)	183,500	8,061,155
Nintendo Co. Ltd.	303,100	62,444,062
THQ, Inc. (a)	1,481,294	43,209,346
		499,861,325
TOTAL INFORMATION TECHNOLOGY		1,607,929,799
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	1,644,400	53,541,664
BellSouth Corp.	648,100	27,706,275
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	1,695,900	$14,788,248
Verizon Communications, Inc.	2,871,300	106,611,369
		202,647,556
Wireless Telecommunication Services - 2.4%
ALLTEL Corp.	245,400	13,619,700
American Tower Corp. Class A (a)	2,084,102	76,069,723
Sprint Nextel Corp.	2,318,400	39,760,560
		129,449,983
TOTAL TELECOMMUNICATION SERVICES		332,097,539
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	601,900	36,439,026
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	162,000	10,128,240
TOTAL UTILITIES		46,567,266
TOTAL COMMON STOCKS (Cost $4,506,409,245)		5,071,988,433
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$22,990,000	22,185,350
TOTAL CONVERTIBLE BONDS (Cost $22,093,309)		22,185,350
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	424,539,725	$424,539,725
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	11,466,750	11,466,750
TOTAL MONEY MARKET FUNDS (Cost $436,006,475)		436,006,475
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,966,294,874)		5,530,180,261
NET OTHER ASSETS - (2.3)%		(122,357,399)
NET ASSETS - 100%		$5,407,822,862
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$405,050
GeneProt, Inc. Series A	7/7/00	$1,380,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$16,392,962
Fidelity Securities Lending Cash Central Fund	875,544
Total	$17,268,506
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$103,046,328	$14,654,822	$68,389,638	$-	$-
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	34,551,505	101,231,639	-	-
NMS Communications Corp.	7,041,729	8,541,922	-	-	12,878,376
Total	$195,461,444	$57,748,249	$240,395,770	$-	$12,878,376
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Switzerland	4.5%
Japan	1.8%
Cayman Islands	1.7%
Bermuda	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.5%
100.0%

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $11,209,326) - See accompanying schedule: Unaffiliated issuers (cost $4,516,201,372)	$5,081,295,410
Fidelity Central Funds (cost $436,006,475)	436,006,475
Other affiliated issuers (cost $14,087,027)	12,878,376
Total Investments (cost $4,966,294,874)		$5,530,180,261
Receivable for investments sold		41,054,371
Receivable for fund shares sold		173,715
Dividends receivable		5,082,167
Interest receivable		1,747,588
Prepaid expenses		2,679
Other receivables		209,879
Total assets		5,578,450,660

Liabilities
Payable to custodian bank	$3
Payable for investments purchased	151,226,574
Payable for fund shares redeemed	2,901,914
Accrued management fee	2,530,580
Distribution fees payable	77,272
Other affiliated payables	361,354
Other payables and accrued expenses	2,063,351
Collateral on securities loaned, at value	11,466,750
Total liabilities		170,627,798

Net Assets		$5,407,822,862
Net Assets consist of:
Paid in capital		$4,547,279,436
Undistributed net investment income		49,545,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		249,112,385
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		561,885,426
Net Assets		$5,407,822,862

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value, offering price and redemption price per share ($5,034,750,653 ÷ 389,934,083 shares)	$12.91

Class A: Net Asset Value and redemption price per share ($372,010,367 ÷ 29,438,970 shares)	$12.64

Maximum offering price per share (100/94.25 of $12.64)	$13.41
Class T: Net Asset Value and redemption price per share ($434,010 ÷ 34,520 shares)	$12.57

Maximum offering price per share (100/96.50 of $12.57)	$13.03
Class B: Net Asset Value and offering price per share ($284,417 ÷ 22,730 shares)A	$12.51

Class C: Net Asset Value and offering price per share ($229,136 ÷ 18,286 shares)A	$12.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,279 ÷ 8,861 shares)	$12.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006

Investment Income
Dividends		$71,303,615
Interest		1,557,822
Income from Fidelity Central Funds		17,268,506
Total income		90,129,943

Expenses
Management fee	$30,095,288
Transfer agent fees	897,532
Distribution fees	835,706
Accounting and security lending fees	1,216,638
Custodian fees and expenses	326,330
Independent trustees' compensation	20,949
Appreciation in deferred trustee compensation account	7,031
Registration fees	61,521
Audit	86,236
Legal	91,542
Interest	941
Miscellaneous	260,064
Total expenses before reductions	33,899,778
Expense reductions	(2,173,956)	31,725,822
Net investment income (loss)		58,404,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $31,268)	225,990,961
Other affiliated issuers	45,027,816
Foreign currency transactions	882,232
Total net realized gain (loss)		271,901,009
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,152,978)	235,819,791
Assets and liabilities in foreign currencies	(16,615)
Total change in net unrealized appreciation (depreciation)		235,803,176
Net gain (loss)		507,704,185
Net increase (decrease) in net assets resulting from operations		$566,108,306

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,404,121	$86,867,132
Net realized gain (loss)	271,901,009	291,018,936
Change in net unrealized appreciation (depreciation)	235,803,176	94,894,260
Net increase (decrease) in net assets resulting from operations	566,108,306	472,780,328
Distributions to shareholders from net investment income	(53,677,847)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,683)	(76,323,539)
Share transactions - net increase (decrease)	(281,347,752)	(351,020,942)
Total increase (decrease) in net assets	148,004,871	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $49,545,615 and undistributed net investment income of $48,576,995, respectively)	$5,407,822,862	$5,259,817,991

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.03	$10.02	$8.40	$10.14
Income from Investment Operations
Net investment income (loss) C	.14	.19 F	.12	.08	.09
Net realized and unrealized gain (loss)	1.18	.86	.97	1.63	(1.73)
Total from investment operations	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$12.91	$11.91	$11.03	$10.02	$8.40
Total Return A ,B	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	1.13%	1.68%F	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,034,751	$4,965,789	$4,998,159	$4,633,668	$3,811,815
Portfolio turnover rate E	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Calculated based on average shares outstanding during the period. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class A

Years ended September 30,	2006	2005J	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$10.80	$9.81	$8.25	$9.97
Income from Investment Operations
Net investment income (loss) D	.08	.13 G	.04	- I	- I
Net realized and unrealized gain (loss)	1.16	.83	.96	1.59	(1.70)
Total from investment operations	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$12.64	$11.66	$10.80	$9.81	$8.25
Total Return A, B, C	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.68%	1.14%G	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$372,010	$293,602	$216,223	$137,691	$65,844
Portfolio turnover rate F	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. BTotal returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

Year ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$11.34
Income from Investment Operations
Net investment income (loss) E	.04	.01
Net realized and unrealized gain (loss)	1.14	.31
Total from investment operations	1.18	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$12.57	$11.66
Total Return B, C, D	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.33% A
Expenses net of fee waivers, if any	1.43%	1.33%A
Expenses net of all reductions	1.39%	1.21%A
Net investment income (loss)	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$434	$103
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.12	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.51	$11.64
Total Return B, C, D	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95%	1.85%A
Expenses net of fee waivers, if any	1.95%	1.85% A
Expenses net of all reductions	1.91%	1.74%A
Net investment income (loss)	(.21)%	(.32)%A
Supplemental Data
Net assets, end of period (000 omitted)	$284	$118
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.14	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.53	$11.64
Total Return B, C, D	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%	1.82% A
Expenses net of fee waivers, if any	1.86%	1.82%A
Expenses net of all reductions	1.82%	1.71%A
Net investment income (loss)	(.12)%	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$229	$103
Portfolio turnover rateG	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.57
Income from Investment Operations
Net investment income (loss) D	.12	.02
Net realized and unrealized gain (loss)	1.17	.32
Total from investment operations	1.29	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$12.90	$11.91
Total Return B, C	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%	.83%A
Expenses net of fee waivers, if any	.78%	.83%A
Expenses net of all reductions	.74%	.71%A
Net investment income (loss)	.96%	.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$114	$103
Portfolio turnover rate F	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Destiny II (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

On November 16, 2006, the Board of Trustees approved a change in the name of Destiny II to Fidelity Advisor Capital Development Fund effective January 29, 2007.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$590,104,066
Unrealized depreciation	(51,086,363)
Net unrealized appreciation (depreciation)	539,017,703
Undistributed ordinary income	184,121,754
Undistributed long-term capital gain	119,569,882

Cost for federal income tax purposes	$4,991,162,558

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$53,677,847	$ 76,323,539
Long-term Capital Gains	83,077,836	0
Total	$136,755,683	$ 76,323,539

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,199,023,617 and $9,514,942,640, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$831,636	$30,667
Class T	.25%	.25%	954	424
Class B	.75%	.25%	1,709	1,549
Class C	.75%	.25%	1,407	1,368
			$835,706	$34,008

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,140
Class T	416
Class B*	7
Class C*	-
$2,563

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$206,020.00%
Class A	689,747.21
Class T	621.32
Class B	594.35
Class C	362.26
Institutional Class	188.17
	$897,532

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $151,529 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15,267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $875,544.

Annual Report

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,537,000. The weighted average interest rate was 5.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

	Reimbursement from adviser	|
Class O	27,095
Class A	1,955
	$29,050

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,139,212 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,003. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class O	$1,691

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$51,786,409	$74,292,069
Class A	1,888,604	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$53,677,847	$76,323,539
From net realized gain
Class O	$78,085,736	$-
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$83,077,836	$-

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005A
Class O
Shares sold	21,570,310	24,435,956	$264,820,798	$277,483,378
Reinvestment of distributions	10,290,012	5,981,021	123,685,398	69,670,688
Shares redeemed	(58,861,494)	(66,463,101)	(721,523,302)	(756,086,897)
Net increase (decrease)	(27,001,172)	(36,046,124)	$(333,017,106)	$(408,932,831)
Class A
Shares sold	6,389,797	7,215,759	$76,767,777	$80,409,418
Reinvestment of distributions	570,507	168,925	6,737,690	1,935,076
Shares redeemed	(2,695,665)	(2,227,995)	(32,418,260)	(24,847,672)
Net increase (decrease)	4,264,639	5,156,689	$51,087,207	$57,496,822
Class T
Shares sold	25,581	8,818	$310,180	$100,000
Reinvestment of distributions	205	-	2,416	-
Shares redeemed	(84)	-	(1,057)	-
Net increase (decrease)	25,702	8,818	$311,539	$100,000
Class B
Shares sold	12,494	10,123	$151,306	$115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(112)	-	(1,355)	-
Net increase (decrease)	12,607	10,123	$152,603	$115,009
Class C
Shares sold	10,424	8,823	$127,563	$100,058
Reinvestment of distributions	185	-	2,178	-
Shares redeemed	(1,146)	-	(14,355)	-
Net increase (decrease)	9,463	8,823	$115,386	$100,058
Institutional Class
Shares sold	-	8,643	$-	$100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$2,619	$100,000

AShare transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Adam Hetnarski (42)

Year of Election or Appointment: 2000

Vice President of the fund. Mr. Hetnarski also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski worked as a research analyst and portfolio manager. Mr. Hetnarski also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2006, $122,446,499, or if subsequently determined to be different, the net capital gain of such year.

Class O designates 100% of the dividends distributed in during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class O designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Destiny II

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Class O of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Destiny II

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

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INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIO-UANN-1106
1.837884.100

Fidelity Advisor

Destiny II Fund

Institutional Class

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Destiny® II

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Institutional ClassA	11.04%	6.32%	8.24%

AThe initial offering of Institutional Class shares took place on July 12, 2005. Returns prior to July 12, 2005 are those of Class O, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Destiny II: Institutional Class on September 30, 1996. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period. The initial offering of Institutional Class took place on July 12, 2005. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity Advisor Destiny II

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

During the past year, the fund's Institutional Class shares returned 11.04%, edging the S&P 500®. A large overweighting in technology late in the period, along with good stock selection there for the year overall, boosted performance versus the index. Underweighting energy also helped, along with stock picking in consumer staples and consumer discretionary. Ciena, the fund's top contributor, was aided by increased spending by telecommunication services providers on their fiber-optic networks. Finisar, a maker of optical components, also benefited from this trend, and I sold the stock to lock in profits. In health care, HMO Humana helped the fund's results, along with Swiss pharmaceutical stock Roche Holding. Underweighting weak performing semiconductor maker Intel helped as well. Conversely, my picks in financials, along with underweighting the sector, hurt the fund's results. An overweighting and weak stock selection in health care equipment and services further detracted, as did my choices in telecom services. Among the disappointments was HMO UnitedHealth Group, which struggled due to its involvement in the options backdating scandal. Also weighing on the fund's performance was SLM Corp., a provider of student loans. Auto parts maker Delphi - which declared bankruptcy - hurt performance early in the period. Wireless services company Sprint Nextel encountered unexpected post-merger integration challenges. Lastly, owning video game software maker Activision proved unrewarding. Delphi and Activision were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, on purchase of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$1,013.30	$3.08
Hypothetical A	$1,000.00	$1,022.01	$3.09
Class A
Actual	$1,000.00	$1,011.20	$5.34
HypotheticalA	$1,000.00	$1,019.75	$5.37
Class T
Actual	$1,000.00	$1,008.80	$7.40
HypotheticalA	$1,000.00	$1,017.70	$7.44
Class B
Actual	$1,000.00	$1,006.40	$9.96
HypotheticalA	$1,000.00	$1,015.14	$10.00
Class C
Actual	$1,000.00	$1,007.20	$9.56
HypotheticalA	$1,000.00	$1,015.54	$9.60
Institutional Class
Actual	$1,000.00	$1,012.60	$3.94
HypotheticalA	$1,000.00	$1,021.16	$3.95

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.47%
Class B	1.98%
Class C	1.90%
Institutional Class	.78%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
Microsoft Corp.	American International Group, Inc.
General Electric Co.	General Electric Co.
American International Group, Inc.	Johnson & Johnson
Johnson & Johnson	Microsoft Corp.
SLM Corp.	Altria Group, Inc.
Wyeth	SLM Corp.
Honeywell International, Inc.	Ciena Corp.
Roche Holding AG (participation certificate)	Wyeth
Verizon Communications, Inc.	UnitedHealth Group, Inc.
Ciena Corp.	Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Information Technology	30.1	Health Care	25.3
Health Care	18.5	Information Technology	16.7
Financials	15.7	Financials	15.7
Industrials	10.7	Industrials	11.8
Telecommunication Services	6.1	Consumer Staples	9.1
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks93.8%		Stocks92.1%
	Convertible Securities0.4%		Convertible Securities0.4%
	Short-Term Investments and Net Other Assets5.8%		Short-Term Investments and Net Other Assets7.5%
*Foreign investments	12.6%	**Foreign investments	11.7%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	972,800	$40,371,200
Household Durables - 0.3%
Koninklijke Philips Electronics NV (NY Shares)	370,400	12,967,704
La-Z-Boy, Inc.	96,300	1,344,348
		14,312,052
Internet & Catalog Retail - 0.1%
Shutterfly, Inc. (a)	185,200	2,879,860
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	277,800	6,319,950
Media - 3.3%
CKX, Inc. (a)	18,050	224,723
DreamWorks Animation SKG, Inc. Class A (a)	2,382,100	59,338,111
McGraw-Hill Companies, Inc.	654,000	37,951,620
NTL, Inc.	1,064,787	27,077,533
Viacom, Inc. Class B (non-vtg.) (a)	1,437,800	53,457,404
		178,049,391
Specialty Retail - 1.1%
Best Buy Co., Inc.	63,200	3,384,992
Gamestop Corp. Class B (a)	715,600	31,994,476
Staples, Inc.	830,850	20,214,581
The Game Group PLC	3,935,230	6,500,984
		62,095,033
TOTAL CONSUMER DISCRETIONARY		304,027,486
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
CVS Corp.	227,909	7,320,437
Wal-Mart Stores, Inc.	578,800	28,546,416
		35,866,853
Food Products - 1.8%
Nestle SA:
(Reg.)	132,018	46,036,830
sponsored ADR	600,700	52,681,390
		98,718,220
Tobacco - 1.6%
Altria Group, Inc.	1,111,000	85,047,050
TOTAL CONSUMER STAPLES		219,632,123
ENERGY - 2.5%
Energy Equipment & Services - 1.3%
GlobalSantaFe Corp.	287,100	14,352,129
Schlumberger Ltd. (NY Shares)	884,400	54,859,332
		69,211,461

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	970,200	$65,100,420
Ultra Petroleum Corp. (a)	4,400	211,684
		65,312,104
TOTAL ENERGY		134,523,565
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	981,624
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	38,869	1,083,668
Consumer Finance - 3.3%
SLM Corp.	3,472,818	180,517,080
Diversified Financial Services - 2.4%
Bank of America Corp.	1,944,200	104,150,794
JPMorgan Chase & Co.	509,300	23,916,728
		128,067,522
Insurance - 10.0%
ACE Ltd.	1,396,798	76,446,755
AFLAC, Inc.	761,820	34,860,883
American International Group, Inc.	4,400,831	291,599,062
Aspen Insurance Holdings Ltd.	136,500	3,525,795
Berkshire Hathaway, Inc. Class A (a)	600	57,480,000
IPC Holdings Ltd.	461,900	14,050,998
Montpelier Re Holdings Ltd.	1,673,300	32,445,287
Platinum Underwriters Holdings Ltd.	140,400	4,328,532
The St. Paul Travelers Companies, Inc.	509,800	23,904,522
		538,641,834
TOTAL FINANCIALS		849,291,728
HEALTH CARE - 18.5%
Biotechnology - 2.3%
Amgen, Inc. (a)	9,300	665,229
Biogen Idec, Inc. (a)	858,300	38,348,844
Gilead Sciences, Inc. (a)	873,200	59,988,840
MedImmune, Inc. (a)	810,200	23,665,942
		122,668,855
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	580,075	22,941,966
C.R. Bard, Inc.	356,100	26,707,500
Inverness Medical Innovations, Inc. (a)	173,500	6,030,860
		55,680,326
Health Care Providers & Services - 2.3%
Aetna, Inc.	84,600	3,345,930
HCA, Inc.	416,800	20,794,152
Humana, Inc. (a)	509,700	33,686,073
UnitedHealth Group, Inc.	1,305,680	64,239,456
		122,065,611
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	1,249,429	$54,237,713
Pharmaceuticals - 11.9%
Allergan, Inc.	360,899	40,640,836
Cipla Ltd.	4,071,050	23,338,078
Endo Pharmaceuticals Holdings, Inc. (a)	624,111	20,314,813
Johnson & Johnson	3,705,600	240,641,664
Novartis AG sponsored ADR	622,900	36,402,276
Pfizer, Inc.	1,714,500	48,623,220
Roche Holding AG (participation certificate)	634,360	109,692,579
Teva Pharmaceutical Industries Ltd. sponsored ADR	229,997	7,840,598
Wyeth	2,270,800	115,447,472
		642,941,536
TOTAL HEALTH CARE		997,594,041
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.1%
General Dynamics Corp.	951,000	68,158,170
Honeywell International, Inc.	2,684,500	109,796,050
Raytheon Co.	904,400	43,420,244
		221,374,464
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,442,090
Jacobs Engineering Group, Inc. (a)	185,100	13,832,523
		16,274,613
Industrial Conglomerates - 6.3%
General Electric Co.	9,707,530	342,675,809
TOTAL INDUSTRIALS		580,324,886
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 6.0%
Alcatel SA sponsored ADR (d)	2,363,900	28,792,302
Ciena Corp. (a)	3,893,115	106,087,384
Cisco Systems, Inc. (a)	1,296,300	29,814,900
Corning, Inc. (a)	3,493,587	85,278,459
Harris Corp.	1,436,400	63,905,436
NMS Communications Corp. (a)(e)	4,448,489	12,878,376
		326,756,857
Computers & Peripherals - 2.4%
EMC Corp. (a)	7,821,900	93,706,362
NCR Corp. (a)	925,100	36,522,948
		130,229,310

	Shares	Value (Note 1)
Internet Software & Services - 1.1%
eBay, Inc. (a)	1,662,197	$47,139,907
Google, Inc. Class A (sub. vtg.) (a)	27,777	11,163,576
		58,303,483
IT Services - 0.2%
Infosys Technologies Ltd.	324,074	13,090,707
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	3,701,200	65,622,276
Applied Micro Circuits Corp. (a)	3,231,219	9,338,223
ARM Holdings PLC sponsored ADR	89,900	589,744
ASML Holding NV (NY Shares) (a)	299,500	6,972,360
Broadcom Corp. Class A (a)	160,200	4,860,468
Brooks Automation, Inc. (a)	1,021,200	13,326,660
Credence Systems Corp. (a)	1,388,800	3,958,080
Cymer, Inc. (a)	421,300	18,499,283
Exar Corp. (a)	926,804	12,317,225
Freescale Semiconductor, Inc. Class A (a)	648,200	24,664,010
Infineon Technologies AG sponsored ADR (a)	925,900	10,953,397
Integrated Device Technology, Inc. (a)	2,313,899	37,161,218
Intel Corp.	4,167,700	85,729,589
Linear Technology Corp.	1,875,700	58,371,784
LTX Corp. (a)	1,372,968	6,878,570
Maxim Integrated Products, Inc.	925,600	25,981,592
Microchip Technology, Inc.	162,000	5,252,040
Micron Technology, Inc. (a)	3,055,500	53,165,700
Photronics, Inc. (a)	649,673	9,179,879
PMC-Sierra, Inc. (a)	4,702,596	27,933,420
Qimonda AG Sponsored ADR	1,360,250	23,124,250
Silicon Laboratories, Inc. (a)	668,500	20,736,870
SiRF Technology Holdings, Inc. (a)(d)	118,700	2,847,613
Teradyne, Inc. (a)	858,400	11,296,544
Tokyo Electron Ltd.	416,700	30,790,900
Xilinx, Inc.	461,796	10,136,422
		579,688,117
Software - 9.3%
Electronic Arts, Inc. (a)	459,046	25,559,681
Microsoft Corp.	13,150,446	359,401,687
NAVTEQ Corp. (a)	45,400	1,185,394
NDS Group PLC sponsored ADR (a)	183,500	8,061,155
Nintendo Co. Ltd.	303,100	62,444,062
THQ, Inc. (a)	1,481,294	43,209,346
		499,861,325
TOTAL INFORMATION TECHNOLOGY		1,607,929,799
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	1,644,400	53,541,664
BellSouth Corp.	648,100	27,706,275
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	1,695,900	$14,788,248
Verizon Communications, Inc.	2,871,300	106,611,369
		202,647,556
Wireless Telecommunication Services - 2.4%
ALLTEL Corp.	245,400	13,619,700
American Tower Corp. Class A (a)	2,084,102	76,069,723
Sprint Nextel Corp.	2,318,400	39,760,560
		129,449,983
TOTAL TELECOMMUNICATION SERVICES		332,097,539
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	601,900	36,439,026
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	162,000	10,128,240
TOTAL UTILITIES		46,567,266
TOTAL COMMON STOCKS (Cost $4,506,409,245)		5,071,988,433
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$22,990,000	22,185,350
TOTAL CONVERTIBLE BONDS (Cost $22,093,309)		22,185,350
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	424,539,725	$424,539,725
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	11,466,750	11,466,750
TOTAL MONEY MARKET FUNDS (Cost $436,006,475)		436,006,475
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,966,294,874)		5,530,180,261
NET OTHER ASSETS - (2.3)%		(122,357,399)
NET ASSETS - 100%		$5,407,822,862
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$405,050
GeneProt, Inc. Series A	7/7/00	$1,380,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$16,392,962
Fidelity Securities Lending Cash Central Fund	875,544
Total	$17,268,506
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$103,046,328	$14,654,822	$68,389,638	$-	$-
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	34,551,505	101,231,639	-	-
NMS Communications Corp.	7,041,729	8,541,922	-	-	12,878,376
Total	$195,461,444	$57,748,249	$240,395,770	$-	$12,878,376
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Switzerland	4.5%
Japan	1.8%
Cayman Islands	1.7%
Bermuda	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.5%
100.0%

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $11,209,326) - See accompanying schedule: Unaffiliated issuers (cost $4,516,201,372)	$5,081,295,410
Fidelity Central Funds (cost $436,006,475)	436,006,475
Other affiliated issuers (cost $14,087,027)	12,878,376
Total Investments (cost $4,966,294,874)		$5,530,180,261
Receivable for investments sold		41,054,371
Receivable for fund shares sold		173,715
Dividends receivable		5,082,167
Interest receivable		1,747,588
Prepaid expenses		2,679
Other receivables		209,879
Total assets		5,578,450,660

Liabilities
Payable to custodian bank	$3
Payable for investments purchased	151,226,574
Payable for fund shares redeemed	2,901,914
Accrued management fee	2,530,580
Distribution fees payable	77,272
Other affiliated payables	361,354
Other payables and accrued expenses	2,063,351
Collateral on securities loaned, at value	11,466,750
Total liabilities		170,627,798

Net Assets		$5,407,822,862
Net Assets consist of:
Paid in capital		$4,547,279,436
Undistributed net investment income		49,545,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		249,112,385
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		561,885,426
Net Assets		$5,407,822,862

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value, offering price and redemption price per share ($5,034,750,653 ÷ 389,934,083 shares)	$12.91

Class A: Net Asset Value and redemption price per share ($372,010,367 ÷ 29,438,970 shares)	$12.64

Maximum offering price per share (100/94.25 of $12.64)	$13.41
Class T: Net Asset Value and redemption price per share ($434,010 ÷ 34,520 shares)	$12.57

Maximum offering price per share (100/96.50 of $12.57)	$13.03
Class B: Net Asset Value and offering price per share ($284,417 ÷ 22,730 shares)A	$12.51

Class C: Net Asset Value and offering price per share ($229,136 ÷ 18,286 shares)A	$12.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,279 ÷ 8,861 shares)	$12.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006

Investment Income
Dividends		$71,303,615
Interest		1,557,822
Income from Fidelity Central Funds		17,268,506
Total income		90,129,943

Expenses
Management fee	$30,095,288
Transfer agent fees	897,532
Distribution fees	835,706
Accounting and security lending fees	1,216,638
Custodian fees and expenses	326,330
Independent trustees' compensation	20,949
Appreciation in deferred trustee compensation account	7,031
Registration fees	61,521
Audit	86,236
Legal	91,542
Interest	941
Miscellaneous	260,064
Total expenses before reductions	33,899,778
Expense reductions	(2,173,956)	31,725,822
Net investment income (loss)		58,404,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $31,268)	225,990,961
Other affiliated issuers	45,027,816
Foreign currency transactions	882,232
Total net realized gain (loss)		271,901,009
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,152,978)	235,819,791
Assets and liabilities in foreign currencies	(16,615)
Total change in net unrealized appreciation (depreciation)		235,803,176
Net gain (loss)		507,704,185
Net increase (decrease) in net assets resulting from operations		$566,108,306

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,404,121	$86,867,132
Net realized gain (loss)	271,901,009	291,018,936
Change in net unrealized appreciation (depreciation)	235,803,176	94,894,260
Net increase (decrease) in net assets resulting from operations	566,108,306	472,780,328
Distributions to shareholders from net investment income	(53,677,847)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,683)	(76,323,539)
Share transactions - net increase (decrease)	(281,347,752)	(351,020,942)
Total increase (decrease) in net assets	148,004,871	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $49,545,615 and undistributed net investment income of $48,576,995, respectively)	$5,407,822,862	$5,259,817,991

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.03	$10.02	$8.40	$10.14
Income from Investment Operations
Net investment income (loss) C	.14	.19 F	.12	.08	.09
Net realized and unrealized gain (loss)	1.18	.86	.97	1.63	(1.73)
Total from investment operations	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$12.91	$11.91	$11.03	$10.02	$8.40
Total Return A ,B	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	1.13%	1.68%F	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,034,751	$4,965,789	$4,998,159	$4,633,668	$3,811,815
Portfolio turnover rate E	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Calculated based on average shares outstanding during the period. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class A

Years ended September 30,	2006	2005J	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$10.80	$9.81	$8.25	$9.97
Income from Investment Operations
Net investment income (loss) D	.08	.13 G	.04	- I	- I
Net realized and unrealized gain (loss)	1.16	.83	.96	1.59	(1.70)
Total from investment operations	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$12.64	$11.66	$10.80	$9.81	$8.25
Total Return A, B, C	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.68%	1.14%G	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$372,010	$293,602	$216,223	$137,691	$65,844
Portfolio turnover rate F	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. BTotal returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

Year ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$11.34
Income from Investment Operations
Net investment income (loss) E	.04	.01
Net realized and unrealized gain (loss)	1.14	.31
Total from investment operations	1.18	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$12.57	$11.66
Total Return B, C, D	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.33% A
Expenses net of fee waivers, if any	1.43%	1.33%A
Expenses net of all reductions	1.39%	1.21%A
Net investment income (loss)	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$434	$103
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.12	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.51	$11.64
Total Return B, C, D	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95%	1.85%A
Expenses net of fee waivers, if any	1.95%	1.85% A
Expenses net of all reductions	1.91%	1.74%A
Net investment income (loss)	(.21)%	(.32)%A
Supplemental Data
Net assets, end of period (000 omitted)	$284	$118
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.14	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.53	$11.64
Total Return B, C, D	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%	1.82% A
Expenses net of fee waivers, if any	1.86%	1.82%A
Expenses net of all reductions	1.82%	1.71%A
Net investment income (loss)	(.12)%	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$229	$103
Portfolio turnover rateG	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.57
Income from Investment Operations
Net investment income (loss) D	.12	.02
Net realized and unrealized gain (loss)	1.17	.32
Total from investment operations	1.29	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$12.90	$11.91
Total Return B, C	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%	.83%A
Expenses net of fee waivers, if any	.78%	.83%A
Expenses net of all reductions	.74%	.71%A
Net investment income (loss)	.96%	.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$114	$103
Portfolio turnover rate F	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Destiny II (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

On November 16, 2006, the Board of Trustees approved a change in the name of Destiny II to Fidelity Advisor Capital Development Fund effective January 29, 2007.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$590,104,066
Unrealized depreciation	(51,086,363)
Net unrealized appreciation (depreciation)	539,017,703
Undistributed ordinary income	184,121,754
Undistributed long-term capital gain	119,569,882

Cost for federal income tax purposes	$4,991,162,558

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$53,677,847	$ 76,323,539
Long-term Capital Gains	83,077,836	0
Total	$136,755,683	$ 76,323,539

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,199,023,617 and $9,514,942,640, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$831,636	$30,667
Class T	.25%	.25%	954	424
Class B	.75%	.25%	1,709	1,549
Class C	.75%	.25%	1,407	1,368
			$835,706	$34,008

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,140
Class T	416
Class B*	7
Class C*	-
$2,563

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$206,020.00%
Class A	689,747.21
Class T	621.32
Class B	594.35
Class C	362.26
Institutional Class	188.17
	$897,532

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $151,529 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15,267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $875,544.

Annual Report

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,537,000. The weighted average interest rate was 5.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

	Reimbursement from adviser	|
Class O	27,095
Class A	1,955
	$29,050

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,139,212 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,003. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class O	$1,691

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$51,786,409	$74,292,069
Class A	1,888,604	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$53,677,847	$76,323,539
From net realized gain
Class O	$78,085,736	$-
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$83,077,836	$-

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005A
Class O
Shares sold	21,570,310	24,435,956	$264,820,798	$277,483,378
Reinvestment of distributions	10,290,012	5,981,021	123,685,398	69,670,688
Shares redeemed	(58,861,494)	(66,463,101)	(721,523,302)	(756,086,897)
Net increase (decrease)	(27,001,172)	(36,046,124)	$(333,017,106)	$(408,932,831)
Class A
Shares sold	6,389,797	7,215,759	$76,767,777	$80,409,418
Reinvestment of distributions	570,507	168,925	6,737,690	1,935,076
Shares redeemed	(2,695,665)	(2,227,995)	(32,418,260)	(24,847,672)
Net increase (decrease)	4,264,639	5,156,689	$51,087,207	$57,496,822
Class T
Shares sold	25,581	8,818	$310,180	$100,000
Reinvestment of distributions	205	-	2,416	-
Shares redeemed	(84)	-	(1,057)	-
Net increase (decrease)	25,702	8,818	$311,539	$100,000
Class B
Shares sold	12,494	10,123	$151,306	$115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(112)	-	(1,355)	-
Net increase (decrease)	12,607	10,123	$152,603	$115,009
Class C
Shares sold	10,424	8,823	$127,563	$100,058
Reinvestment of distributions	185	-	2,178	-
Shares redeemed	(1,146)	-	(14,355)	-
Net increase (decrease)	9,463	8,823	$115,386	$100,058
Institutional Class
Shares sold	-	8,643	$-	$100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$2,619	$100,000

AShare transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Adam Hetnarski (42)

Year of Election or Appointment: 2000

Vice President of the fund. Mr. Hetnarski also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski worked as a research analyst and portfolio manager. Mr. Hetnarski also serves as Vice President of FMR (2000) and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2006, $122,446,499, or subsequently determined to be different, the net capital gain of such year.

Class I designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class I designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Destiny II

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Class O of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Destiny II

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

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Annual Report

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

ADESII-I-UANN-1106
1.814761.101

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny II - Class A

Annual Report

September 30, 2006

(2_fidelity_logos) (Registered_Trademark)

Destiny

Annual Report

Contents

Annual Report

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund and the Plan have done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://advisor.fidelity.com.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(Photograph of Edward C. Johnson 3d.)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2006	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class A A	10.81%	5.63%	7.42%
$50/month 15-Year PlanB	-44.60%	3.42%	6.87%

ADestiny began offering Class A (effective July 12, 2005, Class N was renamed Class A) shares on April 30, 1999. The total returns for Class A reported for periods prior to April 30, 1999 are those of Class O, restated to reflect the higher 12b-1 and transfer agent fee applicable to Class A.

BThe figures provided for a "$50/month 15-year Plan" illustrate the class' performance adjusted to reflect sales charges assessed by the Plans. The maximum creation and sales charges for the Plan is 50% of the first 12 investments in the Plan. Actual fees and charges will vary by Plan and investment amount. The illustration assumes an initial investment at the beginning of each period shown and does not reflect what investors would have earned had they made regular monthly investments over the period. Investors should consult the Plans' prospectus for more complete information on the impact of the separate charges and fees applicable to each Plan.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class A on September 30, 1996. The chart shows how the value of an investment in the fund would have changed, and also shows how the S&P® 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Destiny® II

The U.S. stock market performed well overall for the 12-month period ending September 30, 2006. All eyes were on the Federal Reserve Board during the past year. Optimists believed the Fed could engineer a "soft landing" - where inflation doesn't get too hot and economic growth doesn't get too cold - leading to what Wall Street calls a "Goldilocks economy." Bearish investors feared a "hard landing" - a recession - if the central bank failed to manage its monetary policy just right. Stocks traded up and down on these assumptions for most of the period, but toward the end, with newfound clarity about the state of the economy, the Fed left rates unchanged at its August meeting, halting a streak of 17 consecutive rate hikes, and held rates steady again in September. As confidence about a potential Goldilocks economy grew, stocks rallied sharply. For the year overall, the Standard & Poor's 500SM Index returned 10.79%, the Dow Jones Industrial AverageSM gained 13.14% and the NASDAQ Composite® Index rose 5.84%.

During the past year, the fund's Class A shares returned 10.81% (excluding sales charges), edging the S&P 500®. A large overweighting in technology late in the period, along with good stock selection there for the year overall, boosted performance versus the index. Underweighting energy also helped, along with stock picking in consumer staples and consumer discretionary. Ciena the fund's top contributor, was aided by increased spending by telecommunication services providers on their fiber-optic networks. Finisar, a maker of optical components, also benefited from this trend, and I sold the stock to lock in profits. In health care, HMO Humana helped the fund's results, along with Swiss pharmaceutical stock Roche Holding. Underweighting weak performing semiconductor maker Intel helped as well. Conversely, my picks in financials, along with underweighting the sector, hurt the fund's results. An overweighting and weak stock selection in health care equipment and services further detracted, as did my choices in telecom services. Among the disappointments was HMO UnitedHealth Group, which struggled due to its involvement in the options backdating scandal. Also weighing on the fund's performance was SLM Corp., a provider of student loans. Auto parts maker Delphi - which declared bankruptcy - hurt performance early in the period. Wireless services company Sprint Nextel encountered unexpected post-merger integration challenges. Lastly, owning video game software maker Activision proved unrewarding. Delphi and Activision were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including Destiny Plan Creation and Sales Charges, on purchase of Class O and certain purchases of Class A, sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to September 30, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2006	Ending Account Value September 30, 2006	Expenses Paid During Period* April 1, 2006 to September 30, 2006
Class O
Actual	$1,000.00	$1,013.30	$3.08
Hypothetical A	$1,000.00	$1,022.01	$3.09
Class A
Actual	$1,000.00	$1,011.20	$5.34
HypotheticalA	$1,000.00	$1,019.75	$5.37
Class T
Actual	$1,000.00	$1,008.80	$7.40
HypotheticalA	$1,000.00	$1,017.70	$7.44
Class B
Actual	$1,000.00	$1,006.40	$9.96
HypotheticalA	$1,000.00	$1,015.14	$10.00
Class C
Actual	$1,000.00	$1,007.20	$9.56
HypotheticalA	$1,000.00	$1,015.54	$9.60
Institutional Class
Actual	$1,000.00	$1,012.60	$3.94
HypotheticalA	$1,000.00	$1,021.16	$3.95

A5% return per year before expenses

*Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class O	.61%
Class A	1.06%
Class T	1.47%
Class B	1.98%
Class C	1.90%
Institutional Class	.78%

Annual Report

Investment Changes

Top Ten Equity Holdings
as of September 30, 2006	as of March 31, 2006
Microsoft Corp.	American International Group, Inc.
General Electric Co.	General Electric Co.
American International Group, Inc.	Johnson & Johnson
Johnson & Johnson	Microsoft Corp.
SLM Corp.	Altria Group, Inc.
Wyeth	SLM Corp.
Honeywell International, Inc.	Ciena Corp.
Roche Holding AG (participation certificate)	Wyeth
Verizon Communications, Inc.	UnitedHealth Group, Inc.
Ciena Corp.	Honeywell International, Inc.
Top Five Market Sectors
as of September 30, 2006	% of fund's net assets	as of March 31, 2006	% of fund's net assets
Information Technology	30.1	Health Care	25.3
Health Care	18.5	Information Technology	16.7
Financials	15.7	Financials	15.7
Industrials	10.7	Industrials	11.8
Telecommunication Services	6.1	Consumer Staples	9.1
Asset Allocation (% of fund's net assets)
As of September 30, 2006 *		As of March 31, 2006 **
	Stocks93.8%		Stocks92.1%
	Convertible Securities0.4%		Convertible Securities0.4%
	Short-Term Investments and Net Other Assets5.8%		Short-Term Investments and Net Other Assets7.5%
*Foreign investments	12.6%	**Foreign investments	11.7%

Annual Report

Investments September 30, 2006

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	972,800	$40,371,200
Household Durables - 0.3%
Koninklijke Philips Electronics NV (NY Shares)	370,400	12,967,704
La-Z-Boy, Inc.	96,300	1,344,348
		14,312,052
Internet & Catalog Retail - 0.1%
Shutterfly, Inc. (a)	185,200	2,879,860
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	277,800	6,319,950
Media - 3.3%
CKX, Inc. (a)	18,050	224,723
DreamWorks Animation SKG, Inc. Class A (a)	2,382,100	59,338,111
McGraw-Hill Companies, Inc.	654,000	37,951,620
NTL, Inc.	1,064,787	27,077,533
Viacom, Inc. Class B (non-vtg.) (a)	1,437,800	53,457,404
		178,049,391
Specialty Retail - 1.1%
Best Buy Co., Inc.	63,200	3,384,992
Gamestop Corp. Class B (a)	715,600	31,994,476
Staples, Inc.	830,850	20,214,581
The Game Group PLC	3,935,230	6,500,984
		62,095,033
TOTAL CONSUMER DISCRETIONARY		304,027,486
CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 0.7%
CVS Corp.	227,909	7,320,437
Wal-Mart Stores, Inc.	578,800	28,546,416
		35,866,853
Food Products - 1.8%
Nestle SA:
(Reg.)	132,018	46,036,830
sponsored ADR	600,700	52,681,390
		98,718,220
Tobacco - 1.6%
Altria Group, Inc.	1,111,000	85,047,050
TOTAL CONSUMER STAPLES		219,632,123
ENERGY - 2.5%
Energy Equipment & Services - 1.3%
GlobalSantaFe Corp.	287,100	14,352,129
Schlumberger Ltd. (NY Shares)	884,400	54,859,332
		69,211,461

	Shares	Value (Note 1)
Oil, Gas & Consumable Fuels - 1.2%
Exxon Mobil Corp.	970,200	$65,100,420
Ultra Petroleum Corp. (a)	4,400	211,684
		65,312,104
TOTAL ENERGY		134,523,565
FINANCIALS - 15.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	981,624
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	38,869	1,083,668
Consumer Finance - 3.3%
SLM Corp.	3,472,818	180,517,080
Diversified Financial Services - 2.4%
Bank of America Corp.	1,944,200	104,150,794
JPMorgan Chase & Co.	509,300	23,916,728
		128,067,522
Insurance - 10.0%
ACE Ltd.	1,396,798	76,446,755
AFLAC, Inc.	761,820	34,860,883
American International Group, Inc.	4,400,831	291,599,062
Aspen Insurance Holdings Ltd.	136,500	3,525,795
Berkshire Hathaway, Inc. Class A (a)	600	57,480,000
IPC Holdings Ltd.	461,900	14,050,998
Montpelier Re Holdings Ltd.	1,673,300	32,445,287
Platinum Underwriters Holdings Ltd.	140,400	4,328,532
The St. Paul Travelers Companies, Inc.	509,800	23,904,522
		538,641,834
TOTAL FINANCIALS		849,291,728
HEALTH CARE - 18.5%
Biotechnology - 2.3%
Amgen, Inc. (a)	9,300	665,229
Biogen Idec, Inc. (a)	858,300	38,348,844
Gilead Sciences, Inc. (a)	873,200	59,988,840
MedImmune, Inc. (a)	810,200	23,665,942
		122,668,855
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	580,075	22,941,966
C.R. Bard, Inc.	356,100	26,707,500
Inverness Medical Innovations, Inc. (a)	173,500	6,030,860
		55,680,326
Health Care Providers & Services - 2.3%
Aetna, Inc.	84,600	3,345,930
HCA, Inc.	416,800	20,794,152
Humana, Inc. (a)	509,700	33,686,073
UnitedHealth Group, Inc.	1,305,680	64,239,456
		122,065,611
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.0%
Charles River Laboratories International, Inc. (a)	1,249,429	$54,237,713
Pharmaceuticals - 11.9%
Allergan, Inc.	360,899	40,640,836
Cipla Ltd.	4,071,050	23,338,078
Endo Pharmaceuticals Holdings, Inc. (a)	624,111	20,314,813
Johnson & Johnson	3,705,600	240,641,664
Novartis AG sponsored ADR	622,900	36,402,276
Pfizer, Inc.	1,714,500	48,623,220
Roche Holding AG (participation certificate)	634,360	109,692,579
Teva Pharmaceutical Industries Ltd. sponsored ADR	229,997	7,840,598
Wyeth	2,270,800	115,447,472
		642,941,536
TOTAL HEALTH CARE		997,594,041
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.1%
General Dynamics Corp.	951,000	68,158,170
Honeywell International, Inc.	2,684,500	109,796,050
Raytheon Co.	904,400	43,420,244
		221,374,464
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,442,090
Jacobs Engineering Group, Inc. (a)	185,100	13,832,523
		16,274,613
Industrial Conglomerates - 6.3%
General Electric Co.	9,707,530	342,675,809
TOTAL INDUSTRIALS		580,324,886
INFORMATION TECHNOLOGY - 29.7%
Communications Equipment - 6.0%
Alcatel SA sponsored ADR (d)	2,363,900	28,792,302
Ciena Corp. (a)	3,893,115	106,087,384
Cisco Systems, Inc. (a)	1,296,300	29,814,900
Corning, Inc. (a)	3,493,587	85,278,459
Harris Corp.	1,436,400	63,905,436
NMS Communications Corp. (a)(e)	4,448,489	12,878,376
		326,756,857
Computers & Peripherals - 2.4%
EMC Corp. (a)	7,821,900	93,706,362
NCR Corp. (a)	925,100	36,522,948
		130,229,310

	Shares	Value (Note 1)
Internet Software & Services - 1.1%
eBay, Inc. (a)	1,662,197	$47,139,907
Google, Inc. Class A (sub. vtg.) (a)	27,777	11,163,576
		58,303,483
IT Services - 0.2%
Infosys Technologies Ltd.	324,074	13,090,707
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials, Inc.	3,701,200	65,622,276
Applied Micro Circuits Corp. (a)	3,231,219	9,338,223
ARM Holdings PLC sponsored ADR	89,900	589,744
ASML Holding NV (NY Shares) (a)	299,500	6,972,360
Broadcom Corp. Class A (a)	160,200	4,860,468
Brooks Automation, Inc. (a)	1,021,200	13,326,660
Credence Systems Corp. (a)	1,388,800	3,958,080
Cymer, Inc. (a)	421,300	18,499,283
Exar Corp. (a)	926,804	12,317,225
Freescale Semiconductor, Inc. Class A (a)	648,200	24,664,010
Infineon Technologies AG sponsored ADR (a)	925,900	10,953,397
Integrated Device Technology, Inc. (a)	2,313,899	37,161,218
Intel Corp.	4,167,700	85,729,589
Linear Technology Corp.	1,875,700	58,371,784
LTX Corp. (a)	1,372,968	6,878,570
Maxim Integrated Products, Inc.	925,600	25,981,592
Microchip Technology, Inc.	162,000	5,252,040
Micron Technology, Inc. (a)	3,055,500	53,165,700
Photronics, Inc. (a)	649,673	9,179,879
PMC-Sierra, Inc. (a)	4,702,596	27,933,420
Qimonda AG Sponsored ADR	1,360,250	23,124,250
Silicon Laboratories, Inc. (a)	668,500	20,736,870
SiRF Technology Holdings, Inc. (a)(d)	118,700	2,847,613
Teradyne, Inc. (a)	858,400	11,296,544
Tokyo Electron Ltd.	416,700	30,790,900
Xilinx, Inc.	461,796	10,136,422
		579,688,117
Software - 9.3%
Electronic Arts, Inc. (a)	459,046	25,559,681
Microsoft Corp.	13,150,446	359,401,687
NAVTEQ Corp. (a)	45,400	1,185,394
NDS Group PLC sponsored ADR (a)	183,500	8,061,155
Nintendo Co. Ltd.	303,100	62,444,062
THQ, Inc. (a)	1,481,294	43,209,346
		499,861,325
TOTAL INFORMATION TECHNOLOGY		1,607,929,799
TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	1,644,400	53,541,664
BellSouth Corp.	648,100	27,706,275
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Qwest Communications International, Inc. (a)	1,695,900	$14,788,248
Verizon Communications, Inc.	2,871,300	106,611,369
		202,647,556
Wireless Telecommunication Services - 2.4%
ALLTEL Corp.	245,400	13,619,700
American Tower Corp. Class A (a)	2,084,102	76,069,723
Sprint Nextel Corp.	2,318,400	39,760,560
		129,449,983
TOTAL TELECOMMUNICATION SERVICES		332,097,539
UTILITIES - 0.9%
Electric Utilities - 0.7%
Exelon Corp.	601,900	36,439,026
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	162,000	10,128,240
TOTAL UTILITIES		46,567,266
TOTAL COMMON STOCKS (Cost $4,506,409,245)		5,071,988,433
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f) (Cost $1,785,845)	255,000	3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
Ciena Corp. 3.75% 2/1/08	$22,990,000	22,185,350
TOTAL CONVERTIBLE BONDS (Cost $22,093,309)		22,185,350
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.36% (b)	424,539,725	$424,539,725
Fidelity Securities Lending Cash Central Fund, 5.37% (b)(c)	11,466,750	11,466,750
TOTAL MONEY MARKET FUNDS (Cost $436,006,475)		436,006,475
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,966,294,874)		5,530,180,261
NET OTHER ASSETS - (2.3)%		(122,357,399)
NET ASSETS - 100%		$5,407,822,862
Legend
(a)Non-income producing

(b)Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c)Investment made with cash collateral received from securities on loan.
(d)Security or a portion of the security is on loan at period end.
(e)Affiliated company

(f)Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$405,050
GeneProt, Inc. Series A	7/7/00	$1,380,475
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$16,392,962
Fidelity Securities Lending Cash Central Fund	875,544
Total	$17,268,506
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ciena Corp.	$103,046,328	$14,654,822	$68,389,638	$-	$-
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	34,551,505	101,231,639	-	-
NMS Communications Corp.	7,041,729	8,541,922	-	-	12,878,376
Total	$195,461,444	$57,748,249	$240,395,770	$-	$12,878,376
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.4%
Switzerland	4.5%
Japan	1.8%
Cayman Islands	1.7%
Bermuda	1.1%
Netherlands Antilles	1.0%
Others (individually less than 1%)	2.5%
100.0%

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

September 30, 2006

Assets
Investment in securities, at value (including securities loaned of $11,209,326) - See accompanying schedule: Unaffiliated issuers (cost $4,516,201,372)	$5,081,295,410
Fidelity Central Funds (cost $436,006,475)	436,006,475
Other affiliated issuers (cost $14,087,027)	12,878,376
Total Investments (cost $4,966,294,874)		$5,530,180,261
Receivable for investments sold		41,054,371
Receivable for fund shares sold		173,715
Dividends receivable		5,082,167
Interest receivable		1,747,588
Prepaid expenses		2,679
Other receivables		209,879
Total assets		5,578,450,660

Liabilities
Payable to custodian bank	$3
Payable for investments purchased	151,226,574
Payable for fund shares redeemed	2,901,914
Accrued management fee	2,530,580
Distribution fees payable	77,272
Other affiliated payables	361,354
Other payables and accrued expenses	2,063,351
Collateral on securities loaned, at value	11,466,750
Total liabilities		170,627,798

Net Assets		$5,407,822,862
Net Assets consist of:
Paid in capital		$4,547,279,436
Undistributed net investment income		49,545,615
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		249,112,385
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		561,885,426
Net Assets		$5,407,822,862

Statement of Assets and Liabilities - continued

September 30, 2006

Class O: Net Asset Value, offering price and redemption price per share ($5,034,750,653 ÷ 389,934,083 shares)	$12.91

Class A: Net Asset Value and redemption price per share ($372,010,367 ÷ 29,438,970 shares)	$12.64

Maximum offering price per share (100/94.25 of $12.64)	$13.41
Class T: Net Asset Value and redemption price per share ($434,010 ÷ 34,520 shares)	$12.57

Maximum offering price per share (100/96.50 of $12.57)	$13.03
Class B: Net Asset Value and offering price per share ($284,417 ÷ 22,730 shares)A	$12.51

Class C: Net Asset Value and offering price per share ($229,136 ÷ 18,286 shares)A	$12.53

Institutional Class: Net Asset Value, offering price and redemption price per share ($114,279 ÷ 8,861 shares)	$12.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Year ended September 30, 2006

Investment Income
Dividends		$71,303,615
Interest		1,557,822
Income from Fidelity Central Funds		17,268,506
Total income		90,129,943

Expenses
Management fee	$30,095,288
Transfer agent fees	897,532
Distribution fees	835,706
Accounting and security lending fees	1,216,638
Custodian fees and expenses	326,330
Independent trustees' compensation	20,949
Appreciation in deferred trustee compensation account	7,031
Registration fees	61,521
Audit	86,236
Legal	91,542
Interest	941
Miscellaneous	260,064
Total expenses before reductions	33,899,778
Expense reductions	(2,173,956)	31,725,822
Net investment income (loss)		58,404,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $31,268)	225,990,961
Other affiliated issuers	45,027,816
Foreign currency transactions	882,232
Total net realized gain (loss)		271,901,009
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $1,152,978)	235,819,791
Assets and liabilities in foreign currencies	(16,615)
Total change in net unrealized appreciation (depreciation)		235,803,176
Net gain (loss)		507,704,185
Net increase (decrease) in net assets resulting from operations		$566,108,306

Annual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended September 30, 2006	Year ended September 30, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,404,121	$86,867,132
Net realized gain (loss)	271,901,009	291,018,936
Change in net unrealized appreciation (depreciation)	235,803,176	94,894,260
Net increase (decrease) in net assets resulting from operations	566,108,306	472,780,328
Distributions to shareholders from net investment income	(53,677,847)	(76,323,539)
Distributions to shareholders from net realized gain	(83,077,836)	-
Total distributions	(136,755,683)	(76,323,539)
Share transactions - net increase (decrease)	(281,347,752)	(351,020,942)
Total increase (decrease) in net assets	148,004,871	45,435,847

Net Assets
Beginning of period	5,259,817,991	5,214,382,144
End of period (including undistributed net investment income of $49,545,615 and undistributed net investment income of $48,576,995, respectively)	$5,407,822,862	$5,259,817,991

Financial Highlights - Class O

Years ended September 30,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.03	$10.02	$8.40	$10.14
Income from Investment Operations
Net investment income (loss) C	.14	.19 F	.12	.08	.09
Net realized and unrealized gain (loss)	1.18	.86	.97	1.63	(1.73)
Total from investment operations	1.32	1.05	1.09	1.71	(1.64)
Distributions from net investment income	(.13)	(.17)	(.08)	(.09)	(.10)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.32)	(.17)	(.08)	(.09)	(.10)
Net asset value, end of period	$12.91	$11.91	$11.03	$10.02	$8.40
Total Return A ,B	11.25%	9.51%	10.91%	20.45%	(16.39)%
Ratios to Average Net Assets D, G
Expenses before reductions	.61%	.62%	.61%	.62%	.61%
Expenses net of fee waivers, if any	.61%	.62%	.61%	.62%	.61%
Expenses net of all reductions	.57%	.51%	.55%	.50%	.43%
Net investment income (loss)	1.13%	1.68%F	1.13%	.88%	.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,034,751	$4,965,789	$4,998,159	$4,633,668	$3,811,815
Portfolio turnover rate E	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. B Total returns would have been lower had certain expenses not been reduced during the periods shown. C Calculated based on average shares outstanding during the period. D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. FInvestment income per share reflects a special dividend which amounted to $.05 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.28%. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Class A

Years ended September 30,	2006	2005J	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$10.80	$9.81	$8.25	$9.97
Income from Investment Operations
Net investment income (loss) D	.08	.13 G	.04	- I	- I
Net realized and unrealized gain (loss)	1.16	.83	.96	1.59	(1.70)
Total from investment operations	1.24	.96	1.00	1.59	(1.70)
Distributions from net investment income	(.07)	(.10)	(.01)	(.03)	(.02)
Distributions from net realized gain	(.19)	-	-	-	-
Total distributions	(.26)	(.10)	(.01)	(.03)	(.02)
Net asset value, end of period	$12.64	$11.66	$10.80	$9.81	$8.25
Total Return A, B, C	10.81%	8.86%	10.20%	19.30%	(17.10)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of fee waivers, if any	1.06%	1.17%	1.34%	1.49%	1.48%
Expenses net of all reductions	1.02%	1.06%	1.27%	1.37%	1.30%
Net investment income (loss)	.68%	1.14%G	.40%	-%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$372,010	$293,602	$216,223	$137,691	$65,844
Portfolio turnover rate F	184%	244%	212%	349%	326%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans. BTotal returns would have been lower had certain expenses not been reduced during the periods shown. C Total returns do not include the effect of the sales charges. D Calculated based on average shares outstanding during the period. EFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .74%. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J Class N was renamed Class A on July 12, 2005.

Financial Highlights - Class T

Year ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.66	$11.34
Income from Investment Operations
Net investment income (loss) E	.04	.01
Net realized and unrealized gain (loss)	1.14	.31
Total from investment operations	1.18	.32
Distributions from net investment income	(.08)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.27)	-
Net asset value, end of period	$12.57	$11.66
Total Return B, C, D	10.31%	2.82%
Ratios to Average Net Assets F, I
Expenses before reductions	1.43%	1.33% A
Expenses net of fee waivers, if any	1.43%	1.33%A
Expenses net of all reductions	1.39%	1.21%A
Net investment income (loss)	.31%	.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$434	$103
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss)E	(.03)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.12	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.51	$11.64
Total Return B, C, D	9.74%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.95%	1.85%A
Expenses net of fee waivers, if any	1.95%	1.85% A
Expenses net of all reductions	1.91%	1.74%A
Net investment income (loss)	(.21)%	(.32)%A
Supplemental Data
Net assets, end of period (000 omitted)	$284	$118
Portfolio turnover rate G	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class C

Years ended September 30,	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$11.34
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)
Net realized and unrealized gain (loss)	1.15	.31
Total from investment operations	1.14	.30
Distributions from net investment income	(.06)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.25)	-
Net asset value, end of period	$12.53	$11.64
Total Return B, C, D	9.89%	2.65%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%	1.82% A
Expenses net of fee waivers, if any	1.86%	1.82%A
Expenses net of all reductions	1.82%	1.71%A
Net investment income (loss)	(.12)%	(.30)%A
Supplemental Data
Net assets, end of period (000 omitted)	$229	$103
Portfolio turnover rateG	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Financial Highlights - Institutional Class

Years ended September 30,	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$11.91	$11.57
Income from Investment Operations
Net investment income (loss) D	.12	.02
Net realized and unrealized gain (loss)	1.17	.32
Total from investment operations	1.29	.34
Distributions from net investment income	(.11)	-
Distributions from net realized gain	(.19)	-
Total distributions	(.30)	-
Net asset value, end of period	$12.90	$11.91
Total Return B, C	11.04%	2.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%	.83%A
Expenses net of fee waivers, if any	.78%	.83%A
Expenses net of all reductions	.74%	.71%A
Net investment income (loss)	.96%	.67%A
Supplemental Data
Net assets, end of period (000 omitted)	$114	$103
Portfolio turnover rate F	184%	244%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period July 12, 2005 (commencement of sale of shares) to September 30, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2006

1. Significant Accounting Policies.

Destiny II (the Fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is authorized to issue an unlimited number of shares.

The Fund offers six classes of shares, Class O, Class A, Class T, Class B, Class C, and Institutional Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

On September 29, 2006, the President signed into law the Military Personnel Financial Services Protection Act (the "Act") which prohibits the issuance or sale of new periodic payment plans, such as the Destiny Plans. Effective October 27, 2006, shares of Class A and Class O will no longer be offered to the general public through Fidelity Systematic Investment Plans. The Act does not alter the rights or obligations, including rights of redemption, of existing Destiny Planholders, and Planholders can continue to contribute to existing Destiny Plans II: O and Destiny Plans II: N.

On November 16, 2006, the Board of Trustees approved a change in the name of Destiny II to Fidelity Advisor Capital Development Fund effective January 29, 2007.

The Fund may invest in Fidelity Central Funds which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the NYSE, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$590,104,066
Unrealized depreciation	(51,086,363)
Net unrealized appreciation (depreciation)	539,017,703
Undistributed ordinary income	184,121,754
Undistributed long-term capital gain	119,569,882

Cost for federal income tax purposes	$4,991,162,558

The tax character of distributions paid was as follows:

	September 30, 2006	September 30, 2005
Ordinary Income	$53,677,847	$ 76,323,539
Long-term Capital Gains	83,077,836	0
Total	$136,755,683	$ 76,323,539

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,199,023,617 and $9,514,942,640, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .57% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$831,636	$30,667
Class T	.25%	.25%	954	424
Class B	.75%	.25%	1,709	1,549
Class C	.75%	.25%	1,407	1,368
			$835,706	$34,008

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$2,140
Class T	416
Class B*	7
Class C*	-
$2,563

*When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Class A, Class T, Class B, Class C and Institutional Class. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Class O. Prior to January 1, 2006, FSC provided transfer agent services for Class A. FIIOC and FSC receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the Fund. FSC does not receive a fee for Class O Destiny Plan accounts. In addition, FIIOC and FSC pay for typesetting, printing, and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class O	$206,020.00%
Class A	689,747.21
Class T	621.32
Class B	594.35
Class C	362.26
Institutional Class	188.17
	$897,532

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money Market Central Fund, at advisor.fidelity.com, as applicable. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $151,529 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounts to $15,267 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $875,544.

Annual Report

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $5,537,000. The weighted average interest rate was 5.13%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of the fund's Class O and Class A operating expenses. During the period, this reimbursement reduced expenses as follows:

	Reimbursement from adviser	|
Class O	27,095
Class A	1,955
	$29,050

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,139,212 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $4,003. During the period, credits reduced each class' transfer agent expense as noted in the table below.

	Transfer Agent expense reduction	|
Class O	$1,691

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended September 30,	2006	2005
From net investment income
Class O	$51,786,409	$74,292,069
Class A	1,888,604	2,031,470
Class T	741	-
Class B	620	-
Class C	496	-
Institutional Class	977	-
Total	$53,677,847	$76,323,539
From net realized gain
Class O	$78,085,736	$-
Class A	4,985,069	-
Class T	1,675	-
Class B	2,032	-
Class C	1,682	-
Institutional Class	1,642	-
Total	$83,077,836	$-

Annual Report

Notes to Financial Statements - continued

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended September 30,	2006	2005 A	2006	2005A
Class O
Shares sold	21,570,310	24,435,956	$264,820,798	$277,483,378
Reinvestment of distributions	10,290,012	5,981,021	123,685,398	69,670,688
Shares redeemed	(58,861,494)	(66,463,101)	(721,523,302)	(756,086,897)
Net increase (decrease)	(27,001,172)	(36,046,124)	$(333,017,106)	$(408,932,831)
Class A
Shares sold	6,389,797	7,215,759	$76,767,777	$80,409,418
Reinvestment of distributions	570,507	168,925	6,737,690	1,935,076
Shares redeemed	(2,695,665)	(2,227,995)	(32,418,260)	(24,847,672)
Net increase (decrease)	4,264,639	5,156,689	$51,087,207	$57,496,822
Class T
Shares sold	25,581	8,818	$310,180	$100,000
Reinvestment of distributions	205	-	2,416	-
Shares redeemed	(84)	-	(1,057)	-
Net increase (decrease)	25,702	8,818	$311,539	$100,000
Class B
Shares sold	12,494	10,123	$151,306	$115,009
Reinvestment of distributions	225	-	2,652	-
Shares redeemed	(112)	-	(1,355)	-
Net increase (decrease)	12,607	10,123	$152,603	$115,009
Class C
Shares sold	10,424	8,823	$127,563	$100,058
Reinvestment of distributions	185	-	2,178	-
Shares redeemed	(1,146)	-	(14,355)	-
Net increase (decrease)	9,463	8,823	$115,386	$100,058
Institutional Class
Shares sold	-	8,643	$-	$100,000
Reinvestment of distributions	218	-	2,619	-
Net increase (decrease)	218	8,643	$2,619	$100,000

AShare transactions for Class T, B, C and Institutional Class are for the period July 12, 2005 (commencement of sale of shares) to September 30, 2005.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the schedule of investments as of September 30, 2006, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 20, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 347 funds advised by FMR or an affiliate. Mr. McCoy oversees 349 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2001

Mr. Jonas is Senior Vice President of Destiny II (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

*Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

Robert M. Gates (63)

Year of Election or Appointment: 1997

Dr. Gates is Chairman of the Independent Trustees (2006-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001).

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (59)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Destiny Portfolios. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Philip L. Bullen (47)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Bullen also serves as Vice President of certain Equity Funds (2006-present). Mr. Bullen is Senior Vice President of FMR (2001-present) and FMR Co., Inc. (2001-present). Previously, Mr. Bullen served as President and a Director of Fidelity Research & Analysis Company (2001-2005), President and a Director of Fidelity Management & Research (U.K.) Inc. (2002-2006), and a Director of Strategic Advisers, Inc. (2002-2005).

Dwight D. Churchill (52)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Churchill also serves as Vice President of certain Equity Funds (2005-present). Mr. Churchill is Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present). Previously, Mr. Churchill served as Senior Vice President of Fidelity Investments Money Management, Inc. (2005-2006), Head of Fidelity's Fixed-Income Division (2000-2005), Vice President of Fidelity's Money Market Funds (2000-2005), Vice President of Fidelity's Bond Funds, and Senior Vice President of FMR.

Adam Hetnarski (42)

Year of Election or Appointment: 2000

Vice President of the fund. Mr. Hetnarski also serves as Vice President for other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski worked as a research analyst and portfolio manager. Mr. Hetnarski also serves as Vice President of FMR and FMR Co., Inc. (2001).

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 1986 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2006, $122,446,499, or if subsequently determined to be different, the net capital gain of such year.

Class A designates 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Class A designates 100% of dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Destiny II

Each year, typically in July, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Equity Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its July 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying an additional sales charge. The Board noted that, since the last Advisory Contract renewals in July 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Investment Performance and Compliance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each of Class O and Class A, as well as the fund's relative investment performance for each of Class O and Class A measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Class O and Class A of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. Class O, with no 12b-1 fee, and Class A, with a 25 basis point 12b-1 fee, were the only classes with more than one year of performance as of December 31, 2005. (The additional Advisor classes, which have higher 12b-1 fees, had less than one year of performance as of December 31, 2005.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Destiny II

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Class O of the fund was in the fourth quartile for the one- and three-year periods and the second quartile for the five-year period. The Board also stated that the relative investment performance of the fund was lower than its benchmark for the one- and three-year periods, although the five-year cumulative total return of Class O of the fund was higher than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board discussed with FMR actions to be taken by FMR to improve the fund's more recent disappointing performance. The Board also reviewed the fund's relative investment performance against a peer group defined by Morningstar. The Board will continue to closely monitor the performance of the fund in the coming year.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board noted with favor FMR's reorganization of its senior management team in 2005 and FMR's dedication of additional resources to investment research, and participated in the process that led to those changes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 9% means that 91% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Destiny II

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions, including reductions that occur through operation of the transfer agent agreement. The transfer agent fee varies in part based on the number of accounts in the fund. If the number of accounts decreases or the average account size increases, the overall transfer agent fee rate decreases.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower fee rates as total fund assets under FMR's management increase, and for higher fee rates as total fund assets under FMR's management decrease. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) portfolio manager compensation; (iii) the extent to which any economies of scale exist and are shared between the funds and Fidelity; (iv) the total expenses of certain funds and classes relative to competitors, including the extent to which the expenses of certain funds have been or could be capped; (v) fund performance trends; and (vi) Fidelity's fee structures, including use of performance fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Annual Report

Annual Report

Annual Report

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management & Research (Far East) Inc.)
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SERVICE AGENTS

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

DESIIN-UANN-1106
1.837885.100

Item 2. Code of Ethics

As of the end of the period, September 30, 2006, Fidelity Destiny Portfolios (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Audit Fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for Fidelity Advisor Diversified Stock Fund and Destiny II (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Diversified Stock Fund	$52,000	$42,000
Destiny II	$49,000	$45,000
All funds in the Fidelity Group of Funds audited by Deloitte Entities	$6,400,000	$5,200,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005 the aggregate Audit-Related Fees billed by Deloitte Entities for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Diversified Stock Fund	$0	$0
Destiny II	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Audit-Related Fees that were billed by Deloitte Entities that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Tax Fees billed by Deloitte Entities for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Diversified Stock Fund	$4,000	$4,000
Destiny II	$4,000	$4,000
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Tax Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Other Fees billed by Deloitte Entities for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Fidelity Advisor Diversified Stock Fund	$0	$0
Destiny II	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate Other Fees billed by Deloitte Entities that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
Deloitte Entities	$255,000	$210,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2006 and September 30, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not Applicable.

(g) For the fiscal years ended September 30, 2006 and September 30, 2005, the aggregate fees billed by Deloitte Entities of $800,000A and $525,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$270,000	$200,000
Non-Covered Services	$530,000	$325,000B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the funds, taking into account representations from Deloitte Entities, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 22, 2006